Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 90.4%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$22,490
Boston Omaha Corp., Class A*	700	27,146
Clear Channel Outdoor Holdings, Inc.*	12,200	33,062
Fluent, Inc.*	1,700	3,859
National CineMedia, Inc.	1,874	6,671
Quotient Technology, Inc.*	2,700	15,714
Stagwell, Inc.*	2,400	18,408
		127,350
Aerospace & Defense — 0.6%
AAR Corp.*	1,069	34,668
Aerojet Rocketdyne Holdings, Inc.	2,440	106,262
AeroVironment, Inc.*	718	61,978
Astronics Corp.*	795	11,178
Barnes Group, Inc.	1,565	65,307
Ducommun, Inc.*	300	15,105
Kaman Corp.	848	30,248
Kratos Defense & Security Solutions, Inc.*	3,922	87,500
Moog, Inc., Class A	991	75,544
National Presto Industries, Inc.	146	11,984
Park Aerospace Corp.	533	7,291
Triumph Group, Inc.*	2,200	40,986
		548,051
Agriculture — 0.3%
22nd Century Group, Inc.*	5,200	15,392
AppHarvest, Inc.*	1,600	10,432
Cadiz, Inc.*	800	5,632
Fresh Del Monte Produce, Inc.	1,016	32,735
Limoneira Co.	600	9,702
Tejon Ranch Co.*	525	9,324
The Andersons, Inc.	932	28,734
Turning Point Brands, Inc.	500	23,875
Universal Corp.	755	36,489
Vector Group Ltd.	5,057	64,477
Vital Farms, Inc.*	800	14,056
		250,848
Airlines — 0.4%
Allegiant Travel Co.*	490	95,785
Frontier Group Holdings, Inc.*	1,200	18,948
Hawaiian Holdings, Inc.*	1,626	35,219
Mesa Air Group, Inc.*	900	6,894
SkyWest, Inc.*	1,681	82,941
Spirit Airlines, Inc.*	3,200	83,008
Sun Country Airlines Holdings, Inc.*	600	20,124
		342,919
Apparel — 0.8%
Crocs, Inc.*	2,000	286,960
Fossil Group, Inc.*	1,700	20,145
Kontoor Brands, Inc.	1,700	84,915
Oxford Industries, Inc.	508	45,806
PLBY Group, Inc.*	800	18,856
Rocky Brands, Inc.	200	9,522
Steven Madden Ltd.	2,773	111,364
	Number of Shares	Value†

Apparel — (continued)
Superior Group of Cos, Inc.	400	$9,316
Torrid Holdings, Inc.*	400	6,172
Unifi, Inc.*	460	10,088
Urban Outfitters, Inc.*	2,200	65,318
Wolverine World Wide, Inc.	2,582	77,047
		745,509
Auto Manufacturers — 0.4%
Arcimoto, Inc.*	1,000	11,430
Blue Bird Corp.*	392	8,177
Canoo, Inc.*	2,700	20,763
Fisker, Inc.*	5,100	74,715
Hyliion Holdings Corp.*	3,900	32,760
Lordstown Motors Corp., Class A*	3,700	29,526
Nikola Corp.*	7,400	78,958
REV Group, Inc.	1,000	17,160
Wabash National Corp.	1,900	28,747
Workhorse Group, Inc.*	4,000	30,600
XL Fleet Corp.*	1,400	8,624
		341,460
Auto Parts & Equipment — 1.3%
Adient PLC*	3,200	132,640
Aeva Technologies, Inc.*	2,500	19,850
American Axle & Manufacturing Holdings, Inc.*	4,016	35,381
Commercial Vehicle Group, Inc.*	1,200	11,352
Cooper-Standard Holdings, Inc.*	600	13,146
Dana, Inc.	4,696	104,439
Dorman Products, Inc.*	857	81,132
Douglas Dynamics, Inc.	700	25,410
Fox Factory Holding Corp.*	1,364	197,153
Gentherm, Inc.*	1,068	86,433
Meritor, Inc.*	2,145	45,710
Methode Electronics, Inc.	1,260	52,983
Miller Industries, Inc.	343	11,676
Modine Manufacturing Co.*	1,577	17,867
Motorcar Parts of America, Inc.*	500	9,750
Romeo Power, Inc.*	4,100	20,295
Standard Motor Products, Inc.	700	30,597
Tenneco, Inc., Class A*	2,300	32,821
The Goodyear Tire & Rubber Co.*	8,895	157,442
The Shyft Group, Inc.	1,200	45,612
Titan International, Inc.*	1,800	12,888
Velodyne Lidar, Inc.*	2,400	14,208
Visteon Corp.*	900	84,951
XPEL, Inc.*	600	45,516
		1,289,252
Banks — 7.9%
1st Source Corp.	488	23,053
Alerus Financial Corp.	400	11,952
Allegiance Bancshares, Inc.	600	22,890
Altabancorp	600	26,496
Amalgamated Financial Corp.	300	4,746
American National Bankshares, Inc.	400	13,216

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Ameris Bancorp	2,112	$109,571
Arrow Financial Corp.	449	15,428
Associated Banc-Corp.	4,900	104,958
Atlantic Capital Bancshares, Inc.*	800	21,192
Atlantic Union Bankshares Corp.	2,507	92,383
BancFirst Corp.	620	37,274
Banco Latinoamericano de Comercio Exterior S.A.	1,110	19,469
BancorpSouth Bank	3,249	96,755
Bank First Corp.	200	14,174
Bank of Marin Bancorp	480	18,120
BankUnited, Inc.	3,000	125,460
Banner Corp.	1,100	60,731
Bar Harbor Bankshares	597	16,746
Blue Foundry Bancorp*	900	12,411
Blue Ridge Bankshares, Inc.	700	12,313
Bridgewater Bancshares Inc.*	700	12,257
Bryn Mawr Bank Corp.	632	29,040
Business First Bancshares, Inc.	700	16,373
Byline Bancorp, Inc.	700	17,192
Cadence BanCorp	3,906	85,776
Cambridge Bancorp	200	17,600
Camden National Corp.	539	25,818
Capital Bancorp, Inc.	400	9,624
Capital City Bank Group, Inc.	469	11,603
Capstar Financial Holdings, Inc.	600	12,744
Carter Bankshares, Inc.*	800	11,376
Cathay General Bancorp	2,450	101,405
CBTX, Inc.	500	13,190
Central Pacific Financial Corp.	900	23,112
Century Bancorp, Inc., Class A	69	7,952
CIT Group, Inc.	3,200	166,240
Citizens & Northern Corp.	356	8,993
City Holding Co.	544	42,383
Civista Bancshares, Inc.	400	9,292
CNB Financial Corp.	474	11,537
Coastal Financial Corp.*	300	9,558
Columbia Banking System, Inc.	2,468	93,759
Community Bank System, Inc.	1,737	118,846
Community Trust Bancorp, Inc.	483	20,334
ConnectOne Bancorp, Inc.	1,160	34,812
CrossFirst Bankshares, Inc.*	1,500	19,500
Customers Bancorp, Inc.*	980	42,160
CVB Financial Corp.	4,092	83,354
Dime Community Bancshares, Inc.	1,109	36,220
Eagle Bancorp, Inc.	1,073	61,697
Eastern Bankshares, Inc.	5,500	111,650
Enterprise Bancorp, Inc.	313	11,252
Enterprise Financial Services Corp.	1,180	53,430
Equity Bancshares, Inc., Class A	500	16,690
Farmers National Banc Corp.	700	10,997
FB Financial Corp.	1,086	46,568
Fidelity D&D Bancorp, Inc.	100	5,043
Financial Institutions, Inc.	440	13,486
First Bancorp	924	39,741
	Number of Shares	Value†

Banks — (continued)
First BanCorp	6,800	$89,420
First Bank	400	5,636
First Busey Corp.	1,513	37,265
First Commonwealth Financial Corp.	3,321	45,265
First Community Bankshares, Inc.	626	19,857
First Financial Bancorp	3,082	72,150
First Financial Bankshares, Inc.	4,204	193,174
First Financial Corp.	380	15,979
First Foundation, Inc.	1,200	31,560
First Internet Bancorp	300	9,354
First Interstate BancSystem, Inc., Class A	1,387	55,841
First Merchants Corp.	1,730	72,383
First Mid Bancshares, Inc.	500	20,530
First Midwest Bancorp, Inc.	3,614	68,702
Five Star Bancorp	200	4,788
Flagstar Bancorp, Inc.	1,700	86,326
Fulton Financial Corp.	5,103	77,974
German American Bancorp, Inc.	738	28,509
Glacier Bancorp, Inc.	3,121	172,747
Great Southern Bancorp, Inc.	371	20,335
Great Western Bancorp, Inc.	1,700	55,658
Guaranty Bancshares, Inc.	330	11,831
Hancock Whitney Corp.	2,778	130,899
Hanmi Financial Corp.	913	18,315
HarborOne Bancorp, Inc.	1,877	26,353
Hawthorn Bancshares, Inc.	116	2,687
HBT Financial, Inc.	400	6,220
Heartland Financial USA, Inc.	1,417	68,129
Heritage Commerce Corp.	1,900	22,097
Heritage Financial Corp.	1,030	26,265
Hilltop Holdings, Inc.	2,142	69,979
Home BancShares, Inc.	4,935	116,121
HomeStreet, Inc.	600	24,690
Hope Bancorp, Inc.	4,167	60,171
Horizon Bancorp, Inc.	1,350	24,529
Howard Bancorp, Inc.*	500	10,140
Independent Bank Corp.	1,055	80,338
Independent Bank Corp.	800	17,184
Independent Bank Group, Inc.	1,250	88,800
International Bancshares Corp.	1,825	75,993
Kearny Financial Corp.	2,245	27,905
Lakeland Bancorp, Inc.	1,711	30,165
Lakeland Financial Corp.	791	56,351
Live Oak Bancshares, Inc.	1,000	63,630
Luther Burbank Corp.	800	10,728
Macatawa Bank Corp.	800	6,424
Mercantile Bank Corp.	500	16,015
Merchants Bancorp	200	7,894
Meta Financial Group, Inc.	1,000	52,480
Metrocity Bankshares, Inc.	600	12,582
Metropolitan Bank Holding Corp.*	200	16,860
Mid Penn Bancorp, Inc.	200	5,510
Midland States Bancorp, Inc.	700	17,311
MidWestOne Financial Group, Inc.	400	12,064

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
MVB Financial Corp.	400	$17,132
National Bank Holdings Corp., Class A	900	36,432
NBT Bancorp, Inc.	1,269	45,836
Nicolet Bankshares, Inc.*	300	22,254
Northrim BanCorp, Inc.	200	8,502
OFG Bancorp	1,610	40,604
Old National Bancorp	5,661	95,954
Old Second Bancorp, Inc.	800	10,448
Origin Bancorp, Inc.	800	33,880
Orrstown Financial Services, Inc.	400	9,360
Park National Corp.	510	62,194
PCSB Financial Corp.	500	9,220
Peapack-Gladstone Financial Corp.	636	21,217
Peoples Bancorp, Inc.	891	28,165
Peoples Financial Services Corp.	200	9,114
Pioneer Bancorp, Inc.*	500	6,320
Preferred Bank	400	26,672
Premier Financial Corp.	1,131	36,011
Primis Financial Corp.	600	8,676
Provident Bancorp, Inc.	404	6,472
QCR Holdings, Inc.	500	25,720
RBB Bancorp	600	15,126
Red River Bancshares, Inc.	200	9,970
Reliant Bancorp, Inc.	400	12,636
Renasant Corp.	1,735	62,547
Republic Bancorp, Inc., Class A	287	14,537
Republic First Bancorp, Inc.*	1,700	5,236
S&T Bancorp, Inc.	1,181	34,804
Sandy Spring Bancorp, Inc.	1,450	66,439
Seacoast Banking Corp of Florida	1,940	65,591
ServisFirst Bancshares, Inc.	1,600	124,480
Sierra Bancorp	412	10,003
Silvergate Capital Corp., Class A*	800	92,400
Simmons First National Corp., Class A	3,496	103,342
SmartFinancial, Inc.	400	10,340
South Plains Financial, Inc.	400	9,752
Southern First Bancshares, Inc.*	200	10,700
Southside Bancshares, Inc.	971	37,180
SouthState Corp.	2,211	165,095
Spirit of Texas Bancshares, Inc.	400	9,680
Stock Yards Bancorp, Inc.	667	39,120
Summit Financial Group, Inc.	400	9,804
Texas Capital Bancshares, Inc.*	1,600	96,032
The Bancorp, Inc.*	1,812	46,115
The Bank of NT Butterfield & Son Ltd.	1,600	56,816
The First Bancorp, Inc.	234	6,819
The First Bancshares, Inc.	700	27,146
The First of Long Island Corp.	689	14,193
Tompkins Financial Corp.	458	37,057
Towne Bank	2,077	64,615
TriCo Bancshares	798	34,633
TriState Capital Holdings, Inc.*	800	16,920
Triumph Bancorp, Inc.*	800	80,104
TrustCo Bank Corp.	650	20,781
Trustmark Corp.	2,030	65,407
	Number of Shares	Value†

Banks — (continued)
UMB Financial Corp.	1,381	$133,557
United Bankshares, Inc.	4,060	147,703
United Community Banks, Inc.	2,978	97,738
Univest Corp.	987	27,034
Valley National Bancorp	12,983	172,804
Veritex Holdings, Inc.	1,453	57,190
Walker & Dunlop, Inc.	900	102,150
Washington Trust Bancorp, Inc.	570	30,199
WesBanco, Inc.	2,130	72,590
West BanCorp, Inc.	478	14,354
Westamerica BanCorp	873	49,115
		7,662,092
Beverages — 0.4%
Celsius Holdings, Inc.*	1,700	153,153
Coca-Cola Consolidated, Inc.	165	65,040
MGP Ingredients, Inc.	400	26,040
National Beverage Corp.	784	41,152
NewAge, Inc.*	2,800	3,892
Primo Water Corp.	5,100	80,172
The Duckhorn Portfolio, Inc.*	700	16,023
Zevia PBC, Class A*	300	3,453
		388,925
Biotechnology — 8.6%
4D Molecular Therapeutics, Inc.*	700	18,879
89bio, Inc.*	100	1,959
9 Meters Biopharma, Inc.*	8,200	10,660
Absci Corp.*	400	4,652
ACADIA Pharmaceuticals, Inc.*	3,900	64,779
Acumen Pharmaceuticals, Inc.*	300	4,458
Adagio Therapeutics, Inc.*	700	29,568
Adicet Bio, Inc.*	900	7,056
Adverum Biotechnologies, Inc.*	2,600	5,642
Aerovate Therapeutics, Inc.*	300	6,294
Affimed N.V.*	3,800	23,484
Agenus, Inc.*	6,600	34,650
Akero Therapeutics, Inc.*	900	20,115
Akouos, Inc.*	900	10,449
Akoya Biosciences, Inc.*	300	4,188
Albireo Pharma, Inc.*	500	15,600
Aldeyra Therapeutics, Inc.*	1,700	14,926
Aligos Therapeutics, Inc.*	700	10,857
Allakos, Inc.*	1,100	116,457
Allogene Therapeutics, Inc.*	2,200	56,540
Allovir, Inc.*	1,000	25,060
Alpha Teknova, Inc.*	200	4,978
Altimmune, Inc.*	1,100	12,441
ALX Oncology Holdings, Inc.*	600	44,316
Amicus Therapeutics, Inc.*	8,500	81,175
AnaptysBio, Inc.*	600	16,272
Anavex Life Sciences Corp.*	2,100	37,695
Angion Biomedica Corp.*	700	6,839
ANI Pharmaceuticals, Inc.*	300	9,846
Annexon, Inc.*	900	16,749
Apellis Pharmaceuticals, Inc.*	2,100	69,216

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Applied Molecular Transport, Inc.*	700	$18,109
Applied Therapeutics, Inc.*	500	8,300
Arbutus Biopharma Corp.*	3,100	13,299
Arcturus Therapeutics Holdings, Inc.*	700	33,446
Arcus Biosciences, Inc.*	1,600	55,792
Arcutis Biotherapeutics, Inc.*	900	21,501
Ardelyx, Inc.*	2,200	2,904
Arena Pharmaceuticals, Inc.*	1,950	116,122
Arrowhead Pharmaceuticals, Inc.*	3,300	206,019
Atara Biotherapeutics, Inc.*	2,928	52,411
Atea Pharmaceuticals, Inc.*	2,100	73,626
Athersys, Inc.*	5,000	6,650
Athira Pharma, Inc.*	1,200	11,256
Atossa Therapeutics, Inc.*	4,000	13,040
Atreca, Inc., Class A*	1,000	6,230
Avalo Therapeutics, Inc.*	1,000	2,180
Avid Bioservices, Inc.*	1,800	38,826
Avidity Biosciences, Inc.*	1,000	24,630
Avrobio, Inc.*	1,100	6,138
Axsome Therapeutics, Inc.*	900	29,664
Beam Therapeutics, Inc.*	1,600	139,216
Berkeley Lights, Inc.*	1,600	31,296
BioAtla, Inc.*	400	11,776
BioCryst Pharmaceuticals, Inc.*	5,700	81,909
Biodesix, Inc.*	500	4,110
Biohaven Pharmaceutical Holding Co., Ltd.*	1,800	250,038
Biomea Fusion, Inc.*	400	4,788
Black Diamond Therapeutics, Inc.*	582	4,924
Bluebird Bio, Inc.*	2,200	42,042
Blueprint Medicines Corp.*	1,900	195,339
Bolt Biotherapeutics, Inc.*	400	5,060
Bridgebio Pharma, Inc.*	3,455	161,936
Brooklyn ImmunoTherapeutics, Inc.*	900	8,370
C4 Therapeutics, Inc.*	1,300	58,084
Cara Therapeutics, Inc.*	1,500	23,175
Cardiff Oncology, Inc.*	1,400	9,324
Caribou Biosciences, Inc.*	600	14,322
Cassava Sciences, Inc.*	1,200	74,496
Celldex Therapeutics, Inc.*	1,500	80,985
CEL-SCI Corp.*	1,100	12,089
Century Therapeutics, Inc.*	400	10,064
Cerevel Therapeutics Holdings, Inc.*	1,300	38,350
ChemoCentryx, Inc.*	1,695	28,984
Chinook Therapeutics, Inc.*	1,160	14,802
ChromaDex Corp.*	1,400	8,778
Clene, Inc.*	900	6,147
Codiak Biosciences, Inc.*	300	4,899
Cogent Biosciences, Inc.*	1,400	11,774
Cortexyme, Inc.*	700	64,162
Crinetics Pharmaceuticals, Inc.*	1,400	29,470
Cue Biopharma, Inc.*	1,000	14,570
Cullinan Oncology, Inc.*	800	18,056
Curis, Inc.*	3,000	23,490
Cymabay Therapeutics, Inc.*	2,100	7,665
	Number of Shares	Value†

Biotechnology — (continued)
Cyteir Therapeutics, Inc.*	300	$5,265
Cytek Biosciences, Inc.*	500	10,705
CytomX Therapeutics, Inc.*	1,500	7,635
Day One Biopharmaceuticals, Inc.*	400	9,492
Deciphera Pharmaceuticals, Inc.*	1,200	40,776
Denali Therapeutics, Inc.*	2,900	146,305
Design Therapeutics, Inc.*	500	7,345
Dicerna Pharmaceuticals, Inc.*	2,100	42,336
Dynavax Technologies Corp.*	3,820	73,382
Dyne Therapeutics, Inc.*	1,000	16,240
Edgewise Therapeutics, Inc.*	500	8,300
Editas Medicine, Inc.*	2,200	90,376
Eiger BioPharmaceuticals, Inc.*	900	6,012
Eliem Therapeutics, Inc.*	200	3,596
Emergent BioSolutions, Inc.*	1,558	78,009
Epizyme, Inc.*	2,700	13,824
Erasca, Inc.*	700	14,854
Esperion Therapeutics, Inc.*	700	8,435
Evelo Biosciences, Inc.*	700	4,928
Evolus, Inc.*	1,200	9,144
Exagen, Inc.*	500	6,800
EyePoint Pharmaceuticals, Inc.*	900	9,378
Fate Therapeutics, Inc.*	2,700	160,029
FibroGen, Inc.*	2,900	29,638
Forma Therapeutics Holdings, Inc.*	1,000	23,190
Forte Biosciences, Inc.*	400	1,184
Frequency Therapeutics, Inc.*	800	5,648
Gemini Therapeutics, Inc.*	1,000	4,040
Generation Bio Co.*	1,300	32,591
Geron Corp.*	9,240	12,659
Global Blood Therapeutics, Inc.*	2,000	50,960
Gossamer Bio, Inc.*	1,800	22,626
Graphite Bio, Inc.*	500	8,195
Greenwich Lifesciences, Inc.*	200	7,814
GT Biopharma, Inc.*	900	6,066
Halozyme Therapeutics, Inc.*	4,589	186,681
Harvard Bioscience, Inc.*	1,700	11,866
Homology Medicines, Inc.*	1,200	9,444
Humanigen, Inc.*	1,500	8,895
iBio, Inc.*	5,300	5,618
Icosavax, Inc.*	400	11,836
IGM Biosciences, Inc.*	200	13,152
Ikena Oncology, Inc.*	300	3,786
Imago Biosciences, Inc.*	300	6,009
Immunic, Inc.*	700	6,195
ImmunityBio, Inc.*	2,300	22,402
ImmunoGen, Inc.*	6,563	37,212
Immunovant, Inc.*	1,100	9,559
Infinity Pharmaceuticals, Inc.*	3,400	11,628
Inhibrx, Inc.*	1,000	33,310
Innoviva, Inc.*	1,400	23,394
Inovio Pharmaceuticals, Inc.*	6,800	48,688
Inozyme Pharma, Inc.*	300	3,477
Insmed, Inc.*	3,600	99,144
Instil Bio, Inc.*	700	12,513

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Intercept Pharmaceuticals, Inc.*	726	$10,781
Intra-Cellular Therapies, Inc.*	2,300	85,744
iTeos Therapeutics, Inc.*	700	18,900
IVERIC bio, Inc.*	3,184	51,708
Janux Therapeutics, Inc.*	400	8,652
Kadmon Holdings, Inc.*	6,200	54,002
Kaleido Biosciences, Inc.*	600	3,276
Karuna Therapeutics, Inc.*	700	85,631
Karyopharm Therapeutics, Inc.*	1,900	11,058
KemPharm, Inc.*	1,000	9,330
Keros Therapeutics, Inc.*	400	15,824
Kezar Life Sciences, Inc.*	1,600	13,824
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	11,390
Kinnate Biopharma, Inc.*	800	18,416
Kodiak Sciences, Inc.*	1,100	105,578
Kronos Bio, Inc.*	1,300	27,248
Krystal Biotech, Inc.*	600	31,326
Kymera Therapeutics, Inc.*	1,100	64,614
Lexicon Pharmaceuticals, Inc.*	2,560	12,314
Ligand Pharmaceuticals, Inc.*	506	70,496
Lineage Cell Therapeutics, Inc.*	4,500	11,340
MacroGenics, Inc.*	1,900	39,786
Magenta Therapeutics, Inc.*	600	4,368
MaxCyte, Inc.*	500	6,105
MEI Pharma, Inc.*	3,800	10,488
MeiraGTx Holdings PLC*	1,100	14,498
Mersana Therapeutics, Inc.*	2,300	21,689
Mind Medicine MindMed, Inc.*	10,800	25,164
Molecular Templates, Inc.*	800	5,368
Monte Rosa Therapeutics, Inc.*	400	8,912
Mustang Bio, Inc.*	1,500	4,035
Myriad Genetics, Inc.*	2,500	80,725
NeoGenomics, Inc.*	3,700	178,488
NGM Biopharmaceuticals, Inc.*	1,200	25,224
Nkarta, Inc.*	600	16,686
Nurix Therapeutics, Inc.*	1,000	29,960
Nuvalent, Inc., Class A*	300	6,765
Nuvation Bio, Inc.*	2,200	21,868
Olema Pharmaceuticals, Inc.*	800	22,048
Omega Therapeutics, Inc.*	200	3,770
Omeros Corp.*	1,800	24,822
Oncocyte Corp.*	1,800	6,408
Oncorus, Inc.*	800	7,472
Oncternal Therapeutics, Inc.*	1,800	7,506
Organogenesis Holdings, Inc.*	1,300	18,512
Oyster Point Pharma, Inc.*	200	2,370
Pacific Biosciences of California, Inc.*	6,300	160,965
Phathom Pharmaceuticals, Inc.*	700	22,470
Pliant Therapeutics, Inc.*	800	13,504
Poseida Therapeutics, Inc.*	1,400	10,206
Praxis Precision Medicines, Inc.*	900	16,641
Precigen, Inc.*	3,300	16,467
Precision BioSciences, Inc.*	1,900	21,926
Prelude Therapeutics, Inc.*	300	9,375
Prothena Corp. PLC*	1,100	78,353
	Number of Shares	Value†

Biotechnology — (continued)
Provention Bio, Inc.*	1,500	$9,600
PTC Therapeutics, Inc.*	2,200	81,862
Puma Biotechnology, Inc.*	900	6,309
Radius Health, Inc.*	1,400	17,374
RAPT Therapeutics, Inc.*	600	18,630
Recursion Pharmaceuticals, Inc., Class A*	700	16,107
REGENXBIO, Inc.*	1,300	54,496
Relay Therapeutics, Inc.*	1,900	59,907
Replimune Group, Inc.*	1,000	29,640
REVOLUTION Medicines, Inc.*	1,900	52,269
Rigel Pharmaceuticals, Inc.*	6,290	22,833
Rocket Pharmaceuticals, Inc.*	1,200	35,868
Rubius Therapeutics, Inc.*	1,300	23,244
Sana Biotechnology, Inc.*	2,800	63,056
Sangamo Therapeutics, Inc.*	4,103	36,968
Scholar Rock Holding Corp.*	900	29,718
Seelos Therapeutics, Inc.*	3,100	7,471
Seer, Inc.*	1,300	44,889
Selecta Biosciences, Inc.*	3,900	16,224
Sensei Biotherapeutics, Inc.*	700	7,364
Sesen Bio, Inc.*	5,900	4,680
Shattuck Labs, Inc.*	900	18,342
Silverback Therapeutics, Inc.*	400	3,992
Singular Genomics Systems, Inc.*	400	4,476
Solid Biosciences, Inc.*	400	956
Sorrento Therapeutics, Inc.*	8,700	66,381
Springworks Therapeutics, Inc.*	1,000	63,440
SQZ Biotechnologies Co.*	900	12,978
Stoke Therapeutics, Inc.*	700	17,808
Surface Oncology, Inc.*	1,300	9,841
Sutro Biopharma, Inc.*	1,434	27,088
Syndax Pharmaceuticals, Inc.*	1,500	28,665
Talaris Therapeutics, Inc.*	300	4,068
Tarsus Pharmaceuticals, Inc.*	200	4,310
Taysha Gene Therapies, Inc.*	800	14,896
TCR2 Therapeutics, Inc.*	800	6,808
Tenaya Therapeutics, Inc.*	400	8,260
Terns Pharmaceuticals, Inc.*	400	4,168
TG Therapeutics, Inc.*	4,100	136,448
Theravance Biopharma, Inc.*	1,400	10,360
TransMedics Group, Inc.*	900	29,781
Travere Therapeutics, Inc.*	1,800	43,650
Trillium Therapeutics, Inc.*	3,300	57,948
Turning Point Therapeutics, Inc.*	1,466	97,386
Twist Bioscience Corp.*	1,524	163,022
UroGen Pharma Ltd.*	700	11,774
Vaxart, Inc.*	4,000	31,800
VBI Vaccines, Inc.*	6,200	19,282
Vera Therapeutics, Inc.*	200	3,470
Veracyte, Inc.*	2,200	102,190
Verastem, Inc.*	6,200	19,096
Vericel Corp.*	1,500	73,200
Veru, Inc.*	2,500	21,325
Verve Therapeutics, Inc.*	500	23,500

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Viking Therapeutics, Inc.*	1,700	$10,676
Vincerx Pharma, Inc.*	400	6,468
Vir Biotechnology, Inc.*	1,900	82,688
Viracta Therapeutics, Inc.*	1,300	10,426
VistaGen Therapeutics, Inc.*	6,800	18,632
Vor BioPharma, Inc.*	400	6,272
WaVe Life Sciences Ltd.*	700	3,430
Werewolf Therapeutics, Inc.*	200	3,432
XBiotech, Inc.	467	6,048
Xencor, Inc.*	1,900	62,054
XOMA Corp.*	200	4,950
Y-mAbs Therapeutics, Inc.*	1,200	34,248
Zentalis Pharmaceuticals, Inc.*	1,100	73,304
ZIOPHARM Oncology, Inc.*	5,927	10,787
		8,340,048
Building Materials — 1.2%
AAON, Inc.	1,385	90,496
American Woodmark Corp.*	569	37,195
Apogee Enterprises, Inc.	843	31,832
Boise Cascade Co.	1,300	70,174
Caesarstone Ltd.	600	7,452
Cornerstone Building Brands, Inc.*	1,664	24,311
Forterra, Inc.*	800	18,848
Gibraltar Industries, Inc.*	1,101	76,685
Griffon Corp.	1,356	33,358
JELD-WEN Holding, Inc.*	2,700	67,581
Masonite International Corp.*	800	84,904
Patrick Industries, Inc.	775	64,557
PGT Innovations, Inc.*	2,000	38,200
Simpson Manufacturing Co., Inc.	1,398	149,544
SPX Corp.*	1,400	74,830
Summit Materials, Inc., Class A*	4,005	128,040
UFP Industries, Inc.	1,949	132,493
View, Inc.*	2,900	15,718
		1,146,218
Chemicals — 1.6%
AdvanSix, Inc.*	800	31,800
American Vanguard Corp.	878	13,214
Amyris, Inc.*	5,400	74,142
Balchem Corp.	1,041	151,018
Cabot Corp.	1,800	90,216
Codexis, Inc.*	2,000	46,520
Danimer Scientific, Inc.*	2,300	37,582
Ecovyst, Inc.	1,800	20,988
Ferro Corp.*	2,638	53,657
GCP Applied Technologies, Inc.*	1,500	32,880
H.B. Fuller Co.	1,680	108,461
Hawkins, Inc.	698	24,346
Ingevity Corp.*	1,300	92,781
Innospec, Inc.	800	67,376
Intrepid Potash, Inc.*	370	11,433
Koppers Holdings, Inc.*	620	19,381
Kraton Corp.*	941	42,947
Kronos Worldwide, Inc.	500	6,205
	Number of Shares	Value†

Chemicals — (continued)
Marrone Bio Innovations, Inc.*	2,700	$2,433
Minerals Technologies, Inc.	1,128	78,779
Oil-Dri Corp of America	197	6,895
Orion Engineered Carbons S.A.*	1,800	32,814
Quaker Chemical Corp.	436	103,646
Rayonier Advanced Materials, Inc.*	1,900	14,250
Rogers Corp.*	595	110,956
Sensient Technologies Corp.	1,358	123,687
Stepan Co.	680	76,799
Tronox Holdings PLC, Class A	3,900	96,135
Zymergen, Inc.*	600	7,902
		1,579,243
Coal — 0.2%
Arch Resources, Inc.*	500	46,375
CONSOL Energy, Inc.*	1,300	33,826
Peabody Energy Corp.*	2,300	34,017
SunCoke Energy, Inc.	2,541	15,957
Warrior Met Coal, Inc.	1,700	39,559
		169,734
Commercial Services — 4.6%
2U, Inc.*	2,300	77,211
ABM Industries, Inc.	2,139	96,276
Acacia Research Corp.*	1,180	8,012
Adtalem Global Education, Inc.*	1,600	60,496
Alarm.com Holdings, Inc.*	1,500	117,285
Alta Equipment Group, Inc.*	700	9,611
American Public Education, Inc.*	655	16,775
AMN Healthcare Services, Inc.*	1,509	173,158
API Group Corp.*	6,400	130,240
Arlo Technologies, Inc.*	2,433	15,596
ASGN, Inc.*	1,652	186,907
Avis Budget Group, Inc.*	1,600	186,416
Barrett Business Services, Inc.	242	18,455
BrightView Holdings, Inc.*	1,315	19,409
CAI International, Inc.	460	25,719
Carriage Services, Inc.	600	26,754
Cass Information Systems, Inc.	498	20,841
CBIZ, Inc.*	1,540	49,804
Cimpress PLC*	529	45,933
CoreCivic, Inc.*	4,200	37,380
CorVel Corp.*	262	48,790
Coursera, Inc.*	1,900	60,135
CRA International, Inc.	274	27,219
Cross Country Healthcare, Inc.*	1,084	23,024
Custom Truck One Source, Inc.*	1,500	13,995
Deluxe Corp.	1,307	46,908
Emerald Holding, Inc.*	700	3,038
Ennis, Inc.	858	16,173
European Wax Center, Inc., Class A*	300	8,403
EVERTEC, Inc.	1,939	88,651
Evo Payments, Inc., Class A*	1,500	35,520
First Advantage Corp.*	1,000	19,050
Forrester Research, Inc.*	375	18,473
Franklin Covey Co.*	497	20,273

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
GP Strategies Corp.*	400	$8,280
Graham Holdings Co., Class B	122	71,878
Green Dot Corp., Class A*	1,727	86,920
GreenSky, Inc., Class A*	2,300	25,714
HealthEquity, Inc.*	2,600	168,376
Heidrick & Struggles International, Inc.	569	25,394
Herc Holdings, Inc.*	800	130,768
Huron Consulting Group, Inc.*	728	37,856
ICF International, Inc.	648	57,860
Insperity, Inc.	1,173	129,898
John Wiley & Sons, Inc., Class A	1,400	73,094
Kelly Services, Inc., Class A	1,014	19,144
Kforce, Inc.	686	40,913
Korn Ferry	1,790	129,524
Laureate Education, Inc., Class A*	3,300	56,067
LiveRamp Holdings, Inc.*	2,067	97,624
Marathon Digital Holdings, Inc.*	3,100	97,898
Medifast, Inc.	376	72,433
MoneyGram International, Inc.*	3,000	24,060
Monro, Inc.	1,037	59,638
Multiplan Corp.*	7,300	41,099
National Research Corp.	387	16,320
Paya Holdings, Inc.*	2,800	30,436
Perdoceo Education Corp.*	2,300	24,288
PROG Holdings, Inc.*	2,100	88,221
Progyny, Inc.*	2,100	117,600
Rent-A-Center, Inc.	2,153	121,020
Repay Holdings Corp.*	2,700	62,181
Resources Connection, Inc.	922	14,549
Riot Blockchain, Inc.*	2,700	69,390
RR Donnelley & Sons Co.*	2,600	13,364
ShotSpotter, Inc.*	300	10,911
SP Plus Corp.*	693	21,254
Strategic Education, Inc.	859	60,559
Stride, Inc.*	1,252	44,997
Team, Inc.*	983	2,959
Textainer Group Holdings Ltd.*	1,512	52,784
The Aaron's Co., Inc.	1,100	30,294
The Brink's Co.	1,610	101,913
The Hackett Group, Inc.	716	14,048
Transcat, Inc.*	200	12,896
TriNet Group, Inc.*	1,300	122,954
Triton International Ltd.	2,193	114,124
TrueBlue, Inc.*	1,076	29,138
Vectrus, Inc.*	400	20,112
Viad Corp.*	671	30,470
Vivint Smart Home, Inc.*	3,100	29,295
Willdan Group, Inc.*	300	10,677
WW International, Inc.*	1,700	31,025
		4,504,147
Computers — 2.2%
3D Systems Corp.*	3,900	107,523
Cantaloupe, Inc.*	2,000	21,560
Conduent, Inc.*	5,800	38,222
	Number of Shares	Value†

Computers — (continued)
Corsair Gaming, Inc.*	1,000	$25,930
Desktop Metal, Inc., Class A*	4,900	35,133
Diebold Nixdorf, Inc.*	2,500	25,275
ExlService Holdings, Inc.*	1,100	135,432
Grid Dynamics Holdings, Inc.*	1,400	40,908
iCAD, Inc.*	500	5,375
Insight Enterprises, Inc.*	1,143	102,961
Integral Ad Science Holding Corp.*	500	10,315
KBR, Inc.	4,600	181,240
Maximus, Inc.	1,981	164,819
Mitek Systems, Inc.*	1,500	27,750
NetScout Systems, Inc.*	2,165	58,347
OneSpan, Inc.*	1,128	21,184
PAE, Inc.*	2,100	12,558
PAR Technology Corp.*	800	49,208
Parsons Corp.*	800	27,008
Ping Identity Holding Corp.*	1,500	36,855
PlayAGS, Inc.*	800	6,304
Qualys, Inc.*	1,100	122,419
Quantum Corp.*	1,300	6,734
Rapid7, Inc.*	1,800	203,436
Rekor Systems, Inc.*	1,200	13,788
Rimini Street, Inc.*	1,800	17,370
SecureWorks Corp., Class A*	500	9,940
StarTek, Inc.*	700	3,857
Super Micro Computer, Inc.*	1,400	51,198
Telos Corp.*	1,300	36,946
Tenable Holdings, Inc.*	2,900	133,806
The ExOne Co.*	600	14,028
TTEC Holdings, Inc.	607	56,773
Unisys Corp.*	2,324	58,425
Varonis Systems, Inc.*	3,420	208,107
Vocera Communications, Inc.*	1,200	54,912
Vuzix Corp.*	2,000	20,920
		2,146,566
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	1,700	61,710
elf Beauty, Inc.*	1,400	40,670
Inter Parfums, Inc.	624	46,656
Revlon, Inc., Class A*	270	2,730
The Beauty Health Co.*	2,800	72,716
The Honest Co, Inc.*	900	9,342
		233,824
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	300	18,006
Avient Corp.	2,955	136,964
EVI Industries, Inc.*	200	5,440
G-III Apparel Group Ltd.*	1,308	37,017
Global Industrial Co.	362	13,716
H&E Equipment Services, Inc.	1,059	36,758
KAR Auction Services, Inc.*	3,800	62,282
Resideo Technologies, Inc.*	4,700	116,513
ScanSource, Inc.*	881	30,650
Titan Machinery, Inc.*	523	13,551

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
Veritiv Corp.*	500	$44,780
VSE Corp.	308	14,836
WESCO International, Inc.*	1,447	166,868
		697,381
Diversified Financial Services — 2.3%
Amerant Bancorp, Inc.*	700	17,318
Artisan Partners Asset Management, Inc., Class A	1,900	92,948
AssetMark Financial Holdings, Inc.*	500	12,435
Associated Capital Group, Inc., Class A	100	3,741
Atlanticus Holdings Corp.*	200	10,612
B Riley Financial, Inc.	600	35,424
BGC Partners, Inc., Class A	10,500	54,705
Blucora, Inc.*	1,596	24,882
Brightsphere Investment Group, Inc.	1,900	49,647
Calamos Asset Management, Inc., Class A(1)	469	0
Cohen & Steers, Inc.	817	68,440
Columbia Financial, Inc.*	1,500	27,750
Cowen, Inc., Class A	747	25,629
Curo Group Holdings Corp.	900	15,597
Diamond Hill Investment Group, Inc.	107	18,796
Encore Capital Group, Inc.*	997	49,122
Enova International, Inc.*	1,113	38,454
EZCORP, Inc., Class A*	1,766	13,369
Federal Agricultural Mortgage Corp., Class C	300	32,556
Federated Hermes, Inc., Class B	3,000	97,500
Finance Of America Cos., Inc., Class A*	1,300	6,435
Flywire Corp.*	400	17,536
Focus Financial Partners, Inc., Class A*	1,900	99,503
GAMCO Investors, Inc., Class A	215	5,672
GCM Grosvenor, Inc., Class A	1,200	13,824
Greenhill & Co., Inc.	500	7,310
Hamilton Lane, Inc., Class A	1,100	93,302
Houlihan Lokey, Inc.	1,650	151,965
I3 Verticals, Inc., Class A*	800	19,368
International Money Express, Inc.*	900	15,030
LendingClub Corp.*	3,160	89,238
LendingTree, Inc.*	377	52,716
Marlin Business Services Corp.	200	4,446
Moelis & Co., Class A	2,000	123,740
Mr. Cooper Group, Inc.*	2,392	98,479
Navient Corp.	5,300	104,569
Nelnet, Inc., Class A	599	47,465
Ocwen Financial Corp.*	300	8,439
Oportun Financial Corp.*	700	17,521
Oppenheimer Holdings, Inc., Class A	238	10,779
PennyMac Financial Services, Inc.	1,100	67,243
Piper Sandler Cos.	587	81,276
PJT Partners, Inc., Class A	800	63,288
PRA Group, Inc.*	1,448	61,019
Pzena Investment Management, Inc., Class A	830	8,167
	Number of Shares	Value†

Diversified Financial Services — (continued)
Regional Management Corp.	300	$17,454
Sculptor Capital Management, Inc.	600	16,734
StepStone Group, Inc., Class A	1,200	51,168
StoneX Group, Inc.*	493	32,489
Virtus Investment Partners, Inc.	236	73,235
WisdomTree Investments, Inc.	3,900	22,113
World Acceptance Corp.*	125	23,697
		2,194,145
Electric — 1.3%
ALLETE, Inc.	1,751	104,220
Ameresco, Inc., Class A*	1,000	58,430
Avista Corp.	2,339	91,502
Black Hills Corp.	2,048	128,532
Clearway Energy, Inc., Class A	1,100	31,020
Clearway Energy, Inc., Class C	2,600	78,702
Evoqua Water Technologies Corp.*	3,700	138,972
FTC Solar, Inc.*	800	6,232
MGE Energy, Inc.	1,242	91,287
NorthWestern Corp.	1,680	96,264
Ormat Technologies, Inc.	1,500	99,915
Otter Tail Corp.	1,292	72,313
PNM Resources, Inc.	2,810	139,039
Portland General Electric Co.	2,956	138,902
Unitil Corp.	463	19,807
Via Renewables, Inc.	400	4,076
		1,299,213
Electrical Components & Equipment — 0.7%
American Superconductor Corp.*	900	13,122
Belden, Inc.	1,455	84,768
Blink Charging Co.*	1,200	34,332
Encore Wire Corp.	671	63,631
Energizer Holdings, Inc.	2,200	85,910
EnerSys	1,423	105,928
Insteel Industries, Inc.	491	18,683
nLight, Inc.*	1,300	36,647
Novanta, Inc.*	1,200	185,400
Powell Industries, Inc.	229	5,626
		634,047
Electronics — 1.7%
Advanced Energy Industries, Inc.	1,293	113,461
Akoustis Technologies, Inc.*	1,100	10,670
Allied Motion Technologies, Inc.	300	9,384
Atkore, Inc.*	1,500	130,380
Badger Meter, Inc.	918	92,847
Benchmark Electronics, Inc.	1,313	35,070
Brady Corp., Class A	1,557	78,940
Comtech Telecommunications Corp.	952	24,381
FARO Technologies, Inc.*	620	40,802
Fluidigm Corp.*	2,500	16,475
GoPro, Inc., Class A*	3,800	35,568
Identiv, Inc.*	800	15,072
II-VI, Inc.*	3,418	202,892
Itron, Inc.*	1,500	113,445

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Kimball Electronics, Inc.*	933	$24,043
Knowles Corp.*	3,152	59,068
Luna Innovations, Inc.*	700	6,650
Mesa Laboratories, Inc.	175	52,913
MicroVision, Inc.*	5,100	56,355
Napco Security Technologies, Inc.*	500	21,540
NVE Corp.	109	6,973
OSI Systems, Inc.*	557	52,804
Plexus Corp.*	903	80,737
Sanmina Corp.*	2,026	78,082
Stoneridge, Inc.*	873	17,800
TTM Technologies, Inc.*	3,829	48,131
Turtle Beach Corp.*	500	13,910
Vicor Corp.*	722	96,864
Vishay Intertechnology, Inc.	4,300	86,387
Vishay Precision Group, Inc.*	300	10,431
		1,632,075
Energy-Alternate Sources — 0.7%
Advent Technologies Holdings, Inc.*	700	6,090
Aemetis, Inc.*	900	16,452
Alto Ingredients, Inc.*	2,600	12,844
Array Technologies, Inc.*	4,200	77,784
Beam Global*	300	8,211
Cleanspark, Inc.*	1,200	13,908
Eos Energy Enterprises, Inc.*	1,400	19,642
FuelCell Energy, Inc.*	10,500	70,245
FutureFuel Corp.	800	5,704
Gevo, Inc.*	6,400	42,496
Green Plains, Inc.*	1,367	44,633
Renewable Energy Group, Inc.*	1,400	70,280
REX American Resources Corp.*	192	15,335
Stem, Inc.*	1,600	38,224
Sunnova Energy International, Inc.*	2,800	92,232
SunPower Corp.*	2,800	63,504
TPI Composites, Inc.*	1,100	37,125
		634,709
Engineering & Construction — 1.4%
908 Devices, Inc.*	500	16,260
Arcosa, Inc.	1,600	80,272
Atlas Technical Consultants, Inc.*	500	5,085
Comfort Systems USA, Inc.	1,127	80,378
Concrete Pumping Holdings, Inc.*	400	3,416
Construction Partners, Inc., Class A*	1,000	33,370
Dycom Industries, Inc.*	953	67,892
EMCOR Group, Inc.	1,763	203,415
Exponent, Inc.	1,680	190,092
Fluor Corp.*	4,500	71,865
Granite Construction, Inc.	1,433	56,675
Great Lakes Dredge & Dock Corp.*	1,951	29,441
IES Holdings, Inc.*	200	9,138
Infrastructure and Energy Alternatives, Inc.*	800	9,144
Iteris, Inc.*	1,200	6,336
Latham Group, Inc.*	800	13,120
	Number of Shares	Value†

Engineering & Construction — (continued)
Mistras Group, Inc.*	600	$6,096
MYR Group, Inc.*	583	58,008
NV5 Global, Inc.*	400	39,428
Primoris Services Corp.	1,790	43,837
Southwest Gas Holdings, Inc.	1,973	131,954
Sterling Construction Co.*	800	18,136
Tutor Perini Corp.*	1,397	18,133
WillScot Mobile Mini Holdings Corp.*	6,752	214,173
		1,405,664
Entertainment — 1.8%
Accel Entertainment, Inc.*	1,500	18,210
AMC Entertainment Holdings, Inc., Class A*	16,655	633,890
Bally's Corp.*	1,050	52,647
Chicken Soup For The Soul Entertainment, Inc.*	400	9,148
Cinemark Holdings, Inc.*	3,500	67,235
Eros STX Global Corp.*	11,400	10,482
Esports Technologies, Inc.*	400	13,428
Everi Holdings, Inc.*	2,800	67,704
GAN Ltd.*	1,400	20,818
Golden Entertainment, Inc.*	600	29,454
Golden Nugget Online Gaming, Inc.*	1,200	20,844
Hall of Fame Resort & Entertainment Co.*	2,200	5,830
IMAX Corp.*	1,800	34,164
International Game Technology PLC*	3,200	84,224
Liberty Media Corp.-Liberty Braves, Class A*	300	8,073
Liberty Media Corp.-Liberty Braves, Class C*	1,300	34,346
Lions Gate Entertainment Corp., Class A*	1,900	26,961
Lions Gate Entertainment Corp., Class B*	3,800	49,400
Madison Square Garden Entertainment Corp.*	837	60,825
Monarch Casino & Resort, Inc.*	385	25,791
NEOGAMES S.A.*	100	3,672
RCI Hospitality Holdings, Inc.	300	20,553
Red Rock Resorts, Inc., Class A*	2,100	107,562
Rush Street Interactive, Inc.*	1,800	34,578
Scientific Games Corp.*	3,100	257,517
SeaWorld Entertainment, Inc.*	1,700	94,044
		1,791,400
Environmental Control — 0.7%
Casella Waste Systems, Inc., Class A*	1,600	121,504
CECO Environmental Corp.*	1,309	9,215
Centrus Energy Corp., Class A*	400	15,464
Covanta Holding Corp.	4,100	82,492
Energy Recovery, Inc.*	1,500	28,545
Harsco Corp.*	2,800	47,460
Heritage-Crystal Clean, Inc.*	400	11,592
Montrose Environmental Group, Inc.*	700	43,218

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
Pure Cycle Corp.*	800	$10,648
PureCycle Technologies, Inc.*	1,100	14,608
Sharps Compliance Corp.*	600	4,962
Tetra Tech, Inc.	1,764	263,436
US Ecology, Inc.*	940	30,409
		683,553
Food — 1.5%
AquaBounty Technologies, Inc.*	2,000	8,140
B&G Foods, Inc.	1,972	58,943
BellRing Brands, Inc., Class A*	1,300	39,975
Calavo Growers, Inc.	551	21,070
Cal-Maine Foods, Inc.	1,246	45,055
HF Foods Group, Inc.*	1,300	7,865
Hostess Brands, Inc.*	4,400	76,428
Ingles Markets, Inc., Class A	404	26,676
J & J Snack Foods Corp.	470	71,826
John B Sanfilippo & Son, Inc.	300	24,516
Krispy Kreme, Inc.*	700	9,800
Laird Superfood, Inc.*	300	5,724
Lancaster Colony Corp.	604	101,961
Landec Corp.*	718	6,620
Mission Produce, Inc.*	1,300	23,894
Nathan's Famous, Inc.	100	6,117
Natural Grocers by Vitamin Cottage, Inc.	400	4,488
Performance Food Group Co.*	4,900	227,654
Sanderson Farms, Inc.	656	123,459
Seneca Foods Corp., Class A*	211	10,175
SpartanNash Co.	1,130	24,747
Sprouts Farmers Market, Inc.*	3,800	88,046
Tattooed Chef, Inc.*	1,600	29,488
The Chefs' Warehouse, Inc.*	950	30,942
The Simply Good Foods Co.*	2,700	93,123
Tootsie Roll Industries, Inc.	550	16,737
TreeHouse Foods, Inc.*	1,700	67,796
United Natural Foods, Inc.*	1,900	91,998
Utz Brands, Inc.	2,000	34,260
Village Super Market, Inc., Class A	268	5,810
Weis Markets, Inc.	566	29,743
Whole Earth Brands, Inc.*	1,300	15,015
		1,428,091
Food Service — 0.1%
Healthcare Services Group, Inc.	2,580	64,474
Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	578	22,155
Domtar Corp.*	1,700	92,718
Glatfelter Corp.	1,359	19,162
Neenah, Inc.	474	22,093
Schweitzer-Mauduit International, Inc.	976	33,828
Verso Corp., Class A	1,100	22,825
		212,781
Gas — 0.6%
Brookfield Infrastructure Corp., Class A	1,700	101,796
	Number of Shares	Value†

Gas — (continued)
Chesapeake Utilities Corp.	535	$64,227
New Jersey Resources Corp.	3,264	113,620
Northwest Natural Holding Co.	950	43,690
ONE Gas, Inc.	1,700	107,729
South Jersey Industries, Inc.	3,280	69,733
Spire, Inc.	1,656	101,314
		602,109
Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	1,470	117,379
Kennametal, Inc.	2,700	92,421
Luxfer Holdings PLC	1,000	19,630
		229,430
Healthcare Products — 4.0%
Accelerate Diagnostics, Inc.*	951	5,544
Accuray, Inc.*	2,738	10,815
Acutus Medical, Inc.*	300	2,652
Alphatec Holdings, Inc.*	2,300	28,037
AngioDynamics, Inc.*	1,158	30,039
Apria, Inc.*	500	18,575
Apyx Medical Corp.*	800	11,080
Asensus Surgical, Inc.*	8,000	14,800
Aspira Women's Health, Inc.*	2,100	6,825
AtriCure, Inc.*	1,500	104,325
Atrion Corp.	44	30,690
Avanos Medical, Inc.*	1,500	46,800
Avita Medical, Inc.*	800	14,176
Axogen, Inc.*	1,200	18,960
Axonics, Inc.*	1,400	91,126
BioLife Solutions, Inc.*	800	33,856
Bionano Genomics, Inc.*	9,200	50,600
Bioventus, Inc., Class A*	400	5,664
Butterfly Network, Inc.*	5,900	61,596
Cardiovascular Systems, Inc.*	1,200	39,396
CareDx, Inc.*	1,600	101,392
Castle Biosciences, Inc.*	700	46,550
Celcuity, Inc.*	300	5,400
Cerus Corp.*	5,300	32,277
ClearPoint Neuro, Inc.*	700	12,425
CONMED Corp.	935	122,326
CryoLife, Inc.*	1,199	26,726
Cutera, Inc.*	500	23,300
CVRx, Inc.*	300	4,962
CytoSorbents Corp.*	1,100	8,932
DermTech, Inc.*	800	25,688
Eargo, Inc.*	700	4,711
Glaukos Corp.*	1,453	69,991
Haemonetics Corp.*	1,631	115,132
Hanger, Inc.*	1,100	24,156
Inari Medical, Inc.*	1,100	89,210
InfuSystem Holdings, Inc.*	600	7,818
Inogen, Inc.*	600	25,854
Inspire Medical Systems, Inc.*	868	202,140
Integer Holdings Corp.*	1,040	92,914
Intersect ENT, Inc.*	1,200	32,640

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Invacare Corp.*	1,190	$5,664
iRadimed Corp.*	200	6,718
iRhythm Technologies, Inc.*	925	54,168
Lantheus Holdings, Inc.*	2,206	56,650
LeMaitre Vascular, Inc.	700	37,163
LivaNova PLC*	1,700	134,623
Meridian Bioscience, Inc.*	1,360	26,167
Merit Medical Systems, Inc.*	1,675	120,265
MiMedx Group, Inc.*	3,700	22,422
Misonix, Inc.*	300	7,590
NanoString Technologies, Inc.*	1,500	72,015
Natus Medical, Inc.*	1,075	26,961
Neogen Corp.*	3,438	149,312
NeuroPace, Inc.*	300	4,755
Nevro Corp.*	1,117	129,997
NuVasive, Inc.*	1,706	102,104
Omnicell, Inc.*	1,389	206,169
OraSure Technologies, Inc.*	2,201	24,893
Orthofix Medical, Inc.*	571	21,767
OrthoPediatrics Corp.*	400	26,204
Patterson Cos., Inc.	2,800	84,392
PAVmed, Inc.*	2,900	24,766
Pulmonx Corp.*	800	28,784
Pulse Biosciences, Inc.*	494	10,670
Quanterix Corp.*	1,000	49,790
Quotient Ltd.*	2,200	5,148
Rapid Micro Biosystems, Inc., Class A*	300	5,541
Retractable Technologies, Inc.*	300	3,309
SeaSpine Holdings Corp.*	1,000	15,730
Shockwave Medical, Inc.*	1,090	224,409
SI-BONE, Inc.*	1,000	21,420
Sientra, Inc.*	1,900	10,887
Silk Road Medical, Inc.*	1,100	60,533
Soliton, Inc.*	300	6,108
STAAR Surgical Co.*	1,500	192,795
Stereotaxis, Inc.*	1,700	9,146
Surmodics, Inc.*	373	20,739
Tactile Systems Technology, Inc.*	600	26,670
Talis Biomedical Corp.*	600	3,750
Treace Medical Concepts, Inc.*	400	10,760
Utah Medical Products, Inc.	100	9,284
Varex Imaging Corp.*	1,400	39,480
ViewRay, Inc.*	4,200	30,282
Zynex, Inc.*	600	6,834
		3,836,934
Healthcare Services — 2.2%
Accolade, Inc.*	1,600	67,472
Addus HomeCare Corp.*	500	39,875
Agiliti, Inc.*	800	15,232
American Well Corp., Class A*	6,300	57,393
Aveanna Healthcare Holdings, Inc.*	1,400	11,228
Brookdale Senior Living, Inc.*	5,500	34,650
Community Health Systems, Inc.*	4,100	47,970
Fulgent Genetics, Inc.*	700	62,965
	Number of Shares	Value†

Healthcare Services — (continued)
Innovage Holding Corp.*	700	$4,627
Inotiv, Inc.*	500	14,620
Invitae Corp.*	6,500	184,795
LHC Group, Inc.*	986	154,713
LifeStance Health Group, Inc.*	1,500	21,750
Magellan Health, Inc.*	741	70,062
MEDNAX, Inc.*	2,500	71,075
Medpace Holdings, Inc.*	900	170,352
ModivCare, Inc.*	400	72,648
National HealthCare Corp.	406	28,412
Neuronetics, Inc.*	900	5,904
Ontrak, Inc.*	200	2,008
OPKO Health, Inc.*	14,001	51,104
Ortho Clinical Diagnostics Holdings PLC*	3,600	66,528
Personalis, Inc.*	1,200	23,088
R1 RCM, Inc.*	3,800	83,638
RadNet, Inc.*	1,600	46,896
Select Medical Holdings Corp.	3,600	130,212
SOC Telemed, Inc.*	1,600	3,616
Surgery Partners, Inc.*	1,000	42,340
Tenet Healthcare Corp.*	3,400	225,896
The Ensign Group, Inc.	1,680	125,815
The Joint Corp.*	400	39,208
The Pennant Group, Inc.*	740	20,787
Tivity Health, Inc.*	1,289	29,724
Triple-S Management Corp., Class B*	831	29,392
U.S. Physical Therapy, Inc.	456	50,434
Vapotherm, Inc.*	600	13,362
Viemed Healthcare, Inc.*	1,300	7,215
		2,127,006
Home Builders — 1.2%
Beazer Homes USA, Inc.*	924	15,939
Cavco Industries, Inc.*	298	70,549
Century Communities, Inc.	1,000	61,450
Forestar Group, Inc.*	460	8,570
Green Brick Partners, Inc.*	1,000	20,520
Hovnanian Enterprises, Inc., Class A*	200	19,278
Installed Building Products, Inc.	766	82,077
KB Home	2,700	105,084
LCI Industries	791	106,492
LGI Homes, Inc.*	700	99,337
M/I Homes, Inc.*	936	54,101
MDC Holdings, Inc.	1,859	86,852
Meritage Homes Corp.*	1,190	115,430
Skyline Corp.*	1,700	102,102
Taylor Morrison Home Corp.*	4,100	105,698
Tri Pointe Homes, Inc.*	3,600	75,672
Winnebago Industries, Inc.	1,022	74,044
		1,203,195
Home Furnishings — 0.6%
Aterian, Inc.*	700	7,581
Casper Sleep, Inc.*	1,100	4,697
Daktronics, Inc.*	1,209	6,565

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — (continued)
Ethan Allen Interiors, Inc.	628	$14,884
Flexsteel Industries, Inc.	300	9,264
Hamilton Beach Brands Holding Co., Class A	144	2,256
Herman Miller, Inc.	2,528	95,204
Hooker Furnishings Corp.	300	8,097
iRobot Corp.*	880	69,080
Kopin Corp.*	2,700	13,851
Purple Innovation, Inc.*	1,700	35,734
Sleep Number Corp.*	772	72,167
Snap One Holdings Corp.*	400	6,668
Sonos, Inc.*	3,900	126,204
The Lovesac Co.*	400	26,436
Traeger, Inc.*	700	14,651
Universal Electronics, Inc.*	400	19,700
VOXX International Corp.*	500	5,725
Weber, Inc., Class A*	500	8,795
		547,559
Household Products & Wares — 0.4%
ACCO Brands Corp.	2,893	24,851
Central Garden & Pet Co.*	300	14,400
Central Garden & Pet Co., Class A*	1,402	60,286
Helen of Troy Ltd.*	778	174,801
Quanex Building Products Corp.	1,025	21,945
WD-40 Co.	437	101,157
		397,440
Housewares — 0.0%
Lifetime Brands, Inc.	400	7,276
Tupperware Brands Corp.*	1,800	38,016
		45,292
Insurance — 2.2%
Ambac Financial Group, Inc.*	1,500	21,480
American Equity Investment Life Holding Co.	2,676	79,129
American National Group, Inc.	300	56,709
AMERISAFE, Inc.	608	34,145
Argo Group International Holdings Ltd.	1,032	53,891
BRP Group, Inc., Class A*	1,500	49,935
Citizens, Inc.*	1,466	9,104
CNO Financial Group, Inc.	4,093	96,349
Crawford & Co., Class A	700	6,279
Donegal Group, Inc., Class A	283	4,101
eHealth, Inc.*	720	29,160
Employers Holdings, Inc.	882	34,830
Enstar Group Ltd.*	401	94,127
Essent Group Ltd.	3,600	158,436
Genworth Financial, Inc., Class A*	17,800	66,750
Goosehead Insurance, Inc., Class A	600	91,374
Greenlight Capital Re Ltd., Class A*	1,128	8,336
HCI Group, Inc.	200	22,154
Heritage Insurance Holdings, Inc.	800	5,448
Horace Mann Educators Corp.	1,280	50,931
Independence Holding Co.	100	4,959
	Number of Shares	Value†

Insurance — (continued)
Investors Title Co.	39	$7,121
James River Group Holdings Ltd.	1,100	41,503
Kinsale Capital Group, Inc.	694	112,220
Maiden Holdings Ltd.*	2,800	8,848
MBIA, Inc.*	1,300	16,705
MetroMile, Inc.*	1,400	4,970
National Western Life Group, Inc., Class A	74	15,584
NI Holdings, Inc.*	200	3,512
NMI Holdings, Inc., Class A*	2,900	65,569
Palomar Holdings, Inc.*	800	64,664
ProAssurance Corp.	1,600	38,048
Radian Group, Inc.	6,003	136,388
RLI Corp.	1,292	129,549
Safety Insurance Group, Inc.	482	38,199
Selective Insurance Group, Inc.	1,975	149,172
Selectquote, Inc.*	4,300	55,599
SiriusPoint Ltd.*	3,300	30,558
State Auto Financial Corp.	576	29,347
Stewart Information Services Corp.	808	51,114
Tiptree, Inc.	1,100	11,022
Trean Insurance Group, Inc.*	500	5,175
Trupanion, Inc.*	1,200	93,204
United Fire Group, Inc.	680	15,708
United Insurance Holdings Corp.	800	2,904
Universal Insurance Holdings, Inc.	651	8,489
		2,112,799
Internet — 2.3%
1-800-Flowers.com, Inc., Class A*	737	22,486
Bright Health Group, Inc.*	1,700	13,872
Cargurus, Inc.*	3,200	100,512
CarParts.com, Inc.*	1,600	24,976
Cars.com, Inc.*	2,500	31,625
ChannelAdvisor Corp.*	900	22,707
Cogent Communications Holdings, Inc.	1,419	100,522
comScore, Inc.*	1,900	7,410
Couchbase, Inc.*	300	9,333
ePlus, Inc.*	476	48,842
Eventbrite, Inc., Class A*	2,500	47,275
EverQuote, Inc., Class A*	700	13,041
fuboTV, Inc.*	4,200	100,632
Groupon, Inc.*	850	19,389
HealthStream, Inc.*	900	25,722
HyreCar, Inc.*	600	5,100
Lands' End, Inc.*	500	11,770
Limelight Networks, Inc.*	4,172	9,929
Liquidity Services, Inc.*	735	15,883
LiveXLive Media, Inc.*	1,500	4,485
Magnite, Inc.*	4,206	117,768
MediaAlpha, Inc., Class A*	600	11,208
Mimecast Ltd.*	2,000	127,200
Open Lending Corp., Class A*	3,400	122,638
Overstock.com, Inc.*	1,400	109,088
Perficient, Inc.*	1,045	120,907

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Q2 Holdings, Inc.*	1,800	$144,252
QuinStreet, Inc.*	1,715	30,116
Revolve Group, Inc.*	1,200	74,124
Shutterstock, Inc.	800	90,656
Stamps.com, Inc.*	575	189,629
Stitch Fix, Inc., Class A*	1,900	75,905
TechTarget, Inc.*	800	65,936
The RealReal, Inc.*	2,600	34,268
TrueCar, Inc.*	3,500	14,560
Tucows, Inc., Class A*	300	23,685
Upwork, Inc.*	3,900	175,617
VirnetX Holding Corp.*	2,283	8,949
Yelp, Inc.*	2,300	85,652
Zix Corp.*	1,848	13,065
		2,270,734
Investment Companies — 0.0%
Altus Midstream Co., Class A	100	6,903
Iron & Steel — 0.3%
Allegheny Technologies, Inc.*	4,000	66,520
Carpenter Technology Corp.	1,500	49,110
Commercial Metals Co.	3,900	118,794
Schnitzer Steel Industries, Inc., Class A	900	39,429
		273,853
Leisure Time — 0.5%
Acushnet Holdings Corp.	1,200	56,040
Callaway Golf Co.*	3,746	103,502
Camping World Holdings, Inc., Class A	1,400	54,418
Clarus Corp.	702	17,992
Drive Shack, Inc.*	3,200	8,992
Escalade, Inc.	200	3,782
F45 Training Holdings, Inc.*	700	10,472
Johnson Outdoors, Inc., Class A	168	17,775
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	7,416
Lindblad Expeditions Holdings, Inc.*	700	10,213
Malibu Boats, Inc., Class A*	700	48,986
Marine Products Corp.	88	1,101
MasterCraft Boat Holdings, Inc.*	500	12,540
Nautilus, Inc.*	900	8,379
OneSpaWorld Holdings Ltd.*	1,600	15,952
OneWater Marine, Inc., Class A	400	16,084
Vista Outdoor, Inc.*	1,900	76,589
		470,233
Lodging — 0.2%
Bluegreen Vacations Holding Corp.*	404	10,423
Century Casinos, Inc.*	1,100	14,817
Full House Resorts, Inc.*	1,200	12,732
Hilton Grand Vacations, Inc.*	2,800	133,196
Target Hospitality Corp.*	1,300	4,849
The Marcus Corp.*	733	12,791
		188,808
	Number of Shares	Value†

Machinery — Construction & Mining — 0.3%
Argan, Inc.	436	$19,040
Astec Industries, Inc.	698	37,559
Babcock & Wilcox Enterprises, Inc.*	2,000	12,820
Bloom Energy Corp., Class A*	4,500	84,240
Hyster-Yale Materials Handling, Inc.	344	17,289
Terex Corp.	2,300	96,830
The Manitowoc Co., Inc.*	1,025	21,956
		289,734
Machinery — Diversified — 1.7%
AgEagle Aerial Systems, Inc.*	2,500	7,525
Alamo Group, Inc.	317	44,231
Albany International Corp., Class A	1,032	79,330
Altra Industrial Motion Corp.	2,103	116,401
Applied Industrial Technologies, Inc.	1,282	115,547
Cactus, Inc., Class A	1,700	64,124
Chart Industries, Inc.*	1,177	224,937
CIRCOR International, Inc.*	635	20,961
Columbus McKinnon Corp.	885	42,790
CSW Industrials, Inc.	482	61,551
DXP Enterprises, Inc.*	522	15,436
Eastman Kodak Co.*	1,600	10,896
GrafTech International Ltd.	6,600	68,112
Hydrofarm Holdings Group, Inc.*	1,300	49,205
Ichor Holdings Ltd.*	900	36,981
Kadant, Inc.	372	75,925
Lindsay Corp.	385	58,439
Mueller Water Products, Inc., Class A	5,392	82,066
NN, Inc.*	1,600	8,400
Ranpak Holdings Corp.*	1,200	32,184
SPX FLOW, Inc.	1,400	102,340
Tennant Co.	636	47,032
The Gorman-Rupp Co.	751	26,893
Thermon Group Holdings, Inc.*	1,100	19,041
Watts Water Technologies, Inc., Class A	888	149,264
Welbilt, Inc.*	4,200	97,608
		1,657,219
Media — 0.8%
AMC Networks, Inc., Class A*	1,000	46,590
CuriosityStream, Inc.*	1,000	10,540
Entercom Communications Corp.*	3,100	11,408
Entravision Communications Corp., Class A	2,500	17,750
Gannett Co., Inc.*	4,253	28,410
Gray Television, Inc.	2,700	61,614
Hemisphere Media Group, Inc.*	400	4,872
Houghton Mifflin Harcourt Co.*	4,200	56,406
iHeartMedia, Inc., Class A*	3,600	90,072
Liberty Latin America Ltd., Class A*	1,400	18,312
Liberty Latin America Ltd., Class C*	5,352	70,218
Meredith Corp.*	1,400	77,980
Scholastic Corp.	956	34,081
Sinclair Broadcast Group, Inc., Class A	1,400	44,352
TEGNA, Inc.	7,200	141,984
The E.W. Scripps Co., Class A	2,029	36,644

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Thryv Holdings, Inc.*	300	$9,012
WideOpenWest, Inc.*	1,800	35,370
		795,615
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	776	41,283
Helios Technologies, Inc.	1,059	86,954
Lawson Products, Inc.*	100	5,001
Mayville Engineering Co., Inc.*	300	5,640
Mueller Industries, Inc.	1,788	73,487
Northwest Pipe Co.*	300	7,110
Olympic Steel, Inc.	231	5,627
Omega Flex, Inc.	59	8,419
Park-Ohio Holdings Corp.	200	5,104
Proto Labs, Inc.*	973	64,802
RBC Bearings, Inc.*	913	193,739
Rexnord Corp.	4,000	257,160
Ryerson Holding Corp.	400	8,908
Standex International Corp.	400	39,564
TimkenSteel Corp.*	1,400	18,312
Tredegar Corp.	761	9,269
Worthington Industries, Inc.	1,084	57,127
Xometry, Inc., Class A*	300	17,301
		904,807
Mining — 0.8%
Arconic Corp.*	3,600	113,544
Century Aluminum Co.*	1,954	26,281
Coeur Mining, Inc.*	7,628	47,065
Compass Minerals International, Inc.	1,100	70,840
Constellium S.E.*	4,000	75,120
Energy Fuels, Inc.*	4,800	33,696
Ferroglobe PLC(1)	2,414	0
Gatos Silver, Inc.*	1,200	13,956
Hecla Mining Co.	17,191	94,551
Kaiser Aluminum Corp.	516	56,223
Livent Corp.*	5,000	115,550
MP Materials Corp.*	2,400	77,352
Novagold Resources, Inc.*	7,500	51,600
Perpetua Resources Corp.*	1,100	5,478
United States Lime & Minerals, Inc.	29	3,503
Uranium Energy Corp.*	8,100	24,705
Ur-Energy, Inc.*	7,000	12,040
		821,504
Miscellaneous Manufacturing — 1.1%
American Outdoor Brands, Inc.*	469	11,519
AMMO, Inc.*	2,300	14,145
Byrna Technologies, Inc.*	400	8,744
Chase Corp.	203	20,736
Enerpac Tool Group Corp.	1,806	37,438
EnPro Industries, Inc.	717	62,465
ESCO Technologies, Inc.	834	64,218
Fabrinet*	1,200	123,012
Federal Signal Corp.	1,943	75,039
Haynes International, Inc.	364	13,559
	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
Hillenbrand, Inc.	2,344	$99,972
John Bean Technologies Corp.	1,013	142,377
Lydall, Inc.*	600	37,254
Materion Corp.	657	45,097
Meta Materials, Inc.*	7,050	40,749
Myers Industries, Inc.	1,125	22,016
NL Industries, Inc.	90	518
Raven Industries, Inc.*	1,146	66,021
Sight Sciences, Inc.*	400	9,080
Smith & Wesson Brands, Inc.	1,579	32,780
Sturm Ruger & Co., Inc.	519	38,292
Trinity Industries, Inc.	2,500	67,925
Trinseo S.A.	1,300	70,174
		1,103,130
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	5,200	37,492
Office Furnishings — 0.1%
HNI Corp.	1,343	49,315
Interface, Inc.	1,995	30,224
Kimball International, Inc., Class B	1,244	13,933
Steelcase, Inc., Class A	2,631	33,361
		126,833
Oil & Gas — 2.9%
Antero Resources Corp.*	9,200	173,052
Berry Corp.	2,100	15,141
Bonanza Creek Energy, Inc.	1,000	47,900
Brigham Minerals, Inc., Class A	1,500	28,740
California Resources Corp.*	2,700	110,700
Callon Petroleum Co.*	1,300	63,804
Centennial Resource Development, Inc., Class A*	6,000	40,200
Chesapeake Energy Corp.	3,200	197,088
CNX Resources Corp.*	7,100	89,602
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	3,200	33,120
Contango Oil & Gas Co.*	5,100	23,307
CVR Energy, Inc.	1,000	16,660
Delek US Holdings, Inc.*	1,983	35,635
Denbury, Inc.*	1,700	119,425
Earthstone Energy, Inc., Class A*	700	6,440
Extraction Oil & Gas, Inc.*	500	28,225
Falcon Minerals Corp.	1,500	7,050
Helmerich & Payne, Inc.	3,400	93,194
Kosmos Energy Ltd.*	12,100	35,816
Laredo Petroleum, Inc.*	400	32,428
Magnolia Oil & Gas Corp., Class A	4,400	78,276
Matador Resources Co.	3,600	136,944
Murphy Oil Corp.	4,700	117,359
Nabors Industries Ltd.*	218	21,033
Northern Oil & Gas, Inc.	1,600	34,240
Oasis Petroleum, Inc.	700	69,594
Ovintiv, Inc.	8,500	279,480
Par Pacific Holdings, Inc.*	1,218	19,147

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Patterson-UTI Energy, Inc.	6,300	$56,700
PBF Energy, Inc., Class A*	3,000	38,910
PDC Energy, Inc.	3,255	154,254
Penn Virginia Corp.*	400	10,668
Range Resources Corp.*	7,700	174,251
SM Energy Co.	4,000	105,520
Southwestern Energy Co.*	21,952	121,614
Talos Energy, Inc.*	1,300	17,901
Tellurian, Inc.*	10,500	41,055
Vine Energy, Inc., Class A*	800	13,176
W&T Offshore, Inc.*	3,543	13,180
Whiting Petroleum Corp.*	1,252	73,129
		2,773,958
Oil & Gas Services — 0.6%
Archrock, Inc.	4,700	38,775
Bristow Group, Inc.*	766	24,382
ChampionX Corp.*	6,500	145,340
DMC Global, Inc.*	700	25,837
Dril-Quip, Inc.*	1,100	27,698
Frank's International N.V.*	6,700	19,698
FTS International, Inc., Class A*	400	9,840
Helix Energy Solutions Group, Inc.*	4,501	17,464
Liberty Oilfield Services, Inc., Class A*	2,700	32,751
Matrix Service Co.*	987	10,324
MRC Global, Inc.*	2,400	17,616
National Energy Services Reunited Corp.*	1,100	13,772
Newpark Resources, Inc.*	2,712	8,950
NexTier Oilfield Solutions, Inc.*	4,991	22,958
NOW, Inc.*	3,200	24,480
Oceaneering International, Inc.*	3,000	39,960
Oil States International, Inc.*	2,000	12,780
ProPetro Holding Corp.*	2,900	25,085
RPC, Inc.*	2,200	10,692
Select Energy Services, Inc., Class A*	2,100	10,899
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,174
TETRA Technologies, Inc.*	4,400	13,728
Tidewater, Inc.*	1,400	16,884
US Silica Holdings, Inc.*	2,700	21,573
		600,660
Packaging and Containers — 0.3%
Greif, Inc., Class A	800	51,680
Greif, Inc., Class B	200	12,960
Matthews International Corp., Class A	1,105	38,333
O-I Glass, Inc.*	5,100	72,777
Pactiv Evergreen, Inc.	1,200	15,024
TriMas Corp.*	1,295	41,906
UFP Technologies, Inc.*	200	12,318
		244,998
Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc.*	1,500	27,000
AdaptHealth Corp.*	2,500	58,225
	Number of Shares	Value†

Pharmaceuticals — (continued)
Aeglea BioTherapeutics, Inc.*	1,500	$11,925
Aerie Pharmaceuticals, Inc.*	1,600	18,240
Agios Pharmaceuticals, Inc.*	2,000	92,300
Akebia Therapeutics, Inc.*	4,510	12,989
Alector, Inc.*	1,900	43,358
Alkermes PLC*	5,200	160,368
Amneal Pharmaceuticals, Inc.*	2,937	15,684
Amphastar Pharmaceuticals, Inc.*	1,100	20,911
Ampio Pharmaceuticals, Inc.*	7,100	11,786
Anika Therapeutics, Inc.*	400	17,024
Antares Pharma, Inc.*	5,600	20,384
Arvinas, Inc.*	1,400	115,052
Athenex, Inc.*	1,900	5,719
Beyondspring, Inc.*	800	12,608
BioDelivery Sciences International, Inc.*	3,100	11,191
Bioxcel Therapeutics, Inc.*	400	12,140
Catalyst Pharmaceuticals, Inc.*	2,800	14,840
Chimerix, Inc.*	1,700	10,523
Citius Pharmaceuticals, Inc.*	4,100	8,323
Clovis Oncology, Inc.*	2,600	11,596
Coherus Biosciences, Inc.*	2,100	33,747
Collegium Pharmaceutical, Inc.*	1,000	19,740
Corcept Therapeutics, Inc.*	3,100	61,008
CorMedix, Inc.*	1,000	4,650
Covetrus, Inc.*	3,200	58,048
Cytokinetics, Inc.*	2,500	89,350
Durect Corp.*	7,200	9,216
Eagle Pharmaceuticals, Inc.*	300	16,734
Enanta Pharmaceuticals, Inc.*	600	34,086
Endo International PLC*	8,000	25,920
Flexion Therapeutics, Inc.*	1,200	7,320
Foghorn Therapeutics, Inc.*	800	11,144
Fortress Biotech, Inc.*	2,400	7,728
Fulcrum Therapeutics, Inc.*	800	22,568
G1 Therapeutics, Inc.*	1,300	17,446
Gritstone bio, Inc.*	1,000	10,800
Harmony Biosciences Holdings, Inc.*	800	30,664
Harpoon Therapeutics, Inc.*	500	3,950
Heron Therapeutics, Inc.*	2,700	28,863
Heska Corp.*	312	80,664
Hookipa Pharma, Inc.*	500	2,945
Ideaya Biosciences, Inc.*	1,000	25,490
Immuneering Corp., Class A*	300	7,965
Intellia Therapeutics, Inc.*	2,200	295,130
Ironwood Pharmaceuticals, Inc.*	4,861	63,485
Jounce Therapeutics, Inc.*	1,600	11,888
Kala Pharmaceuticals, Inc.*	1,400	3,668
KalVista Pharmaceuticals, Inc.*	500	8,725
Kura Oncology, Inc.*	1,900	35,587
Lyell Immunopharma, Inc.*	800	11,840
Madrigal Pharmaceuticals, Inc.*	379	30,240
MannKind Corp.*	9,001	39,154
Marinus Pharmaceuticals, Inc.*	1,275	14,509
Mirum Pharmaceuticals, Inc.*	100	1,992
Morphic Holding, Inc.*	700	39,648

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Nature's Sunshine Products, Inc.	200	$2,930
Neoleukin Therapeutics, Inc.*	1,100	7,953
NexImmune, Inc.*	600	9,084
Ocugen, Inc.*	6,100	43,798
Ocular Therapeutix, Inc.*	2,100	21,000
Option Care Health, Inc.*	4,802	116,497
Oramed Pharmaceuticals, Inc.*	1,000	21,980
ORIC Pharmaceuticals, Inc.*	1,000	20,910
Outlook Therapeutics, Inc.*	3,600	7,812
Owens & Minor, Inc.	2,376	74,345
Pacira BioSciences, Inc.*	1,400	78,400
Paratek Pharmaceuticals, Inc.*	1,100	5,346
Passage Bio, Inc.*	1,600	15,936
PetIQ, Inc.*	700	17,479
Phibro Animal Health Corp., Class A	700	15,078
PMV Pharmaceuticals, Inc.*	900	26,820
Prestige Consumer Healthcare, Inc.*	1,572	88,205
Prometheus Biosciences, Inc.*	500	11,855
Protagonist Therapeutics, Inc.*	1,400	24,808
Reata Pharmaceuticals, Inc., Class A*	884	88,939
Relmada Therapeutics, Inc.*	500	13,105
Revance Therapeutics, Inc.*	2,200	61,292
Rhythm Pharmaceuticals, Inc.*	1,300	16,978
Senseonics Holdings, Inc.*	13,700	46,443
Seres Therapeutics, Inc.*	2,300	16,008
SIGA Technologies, Inc.*	2,000	14,780
Spectrum Pharmaceuticals, Inc.*	5,014	10,931
Spero Therapeutics, Inc.*	860	15,833
Summit Therapeutics, Inc.*	1,000	5,010
Supernus Pharmaceuticals, Inc.*	1,500	40,005
Syros Pharmaceuticals, Inc.*	1,400	6,258
TherapeuticsMD, Inc.*	12,500	9,267
Tonix Pharmaceuticals Holding Corp.*	12,100	7,273
Trevena, Inc.*	6,200	7,626
USANA Health Sciences, Inc.*	448	41,306
Vanda Pharmaceuticals, Inc.*	1,941	33,269
Vaxcyte, Inc.*	1,500	38,055
Verrica Pharmaceuticals, Inc.*	600	7,500
Zogenix, Inc.*	1,975	30,000
		2,998,212
Pipelines — 0.2%
Equitrans Midstream Corp.	13,200	133,848
Golar LNG Ltd.*	3,600	46,692
		180,540
Real Estate — 0.8%
Cushman & Wakefield PLC*	4,500	83,745
eXp World Holdings, Inc.	2,000	79,540
Fathom Holdings, Inc.*	100	2,670
FRP Holdings, Inc.*	169	9,450
Kennedy-Wilson Holdings, Inc.	3,881	81,191
Legacy Housing Corp.*	300	5,391
Marcus & Millichap, Inc.*	700	28,434
McGrath RentCorp	753	54,178
Newmark Group, Inc., Class A	5,200	74,412
	Number of Shares	Value†

Real Estate — (continued)
Radius Global Infrastructure, Inc., Class A*	2,000	$32,660
Rafael Holdings, Inc., Class B*	300	9,219
RE/MAX Holdings, Inc., Class A	600	18,696
Realogy Holdings Corp.*	4,000	70,160
Redfin Corp.*	3,300	165,330
The RMR Group, Inc., Class A	467	15,621
The St. Joe Co.	1,000	42,100
		772,797
Retail — 4.8%
Abercrombie & Fitch Co., Class A*	2,000	75,260
Academy Sports & Outdoors, Inc.*	2,500	100,050
American Eagle Outfitters, Inc.	4,900	126,420
America's Car-Mart, Inc.*	180	21,020
Arko Corp.*	3,900	39,390
Asbury Automotive Group, Inc.*	616	121,192
Aspen Aerogels, Inc.*	800	36,808
Barnes & Noble Education, Inc.*	1,400	13,986
Bassett Furniture Industries, Inc.	400	7,244
Beacon Roofing Supply, Inc.*	1,781	85,061
Bed Bath & Beyond, Inc.*	3,400	58,735
Big 5 Sporting Goods Corp.	700	16,128
Big Lots, Inc.	1,100	47,696
Biglari Holdings, Inc., Class B*	40	6,872
BJ's Restaurants, Inc.*	720	30,067
BJ's Wholesale Club Holdings, Inc.*	4,400	241,648
Bloomin' Brands, Inc.*	2,800	70,000
BlueLinx Holdings, Inc.*	300	14,664
Boot Barn Holdings, Inc.*	900	79,983
Brinker International, Inc.*	1,500	73,575
Caleres, Inc.	1,054	23,420
Cannae Holdings, Inc.*	2,800	87,108
CarLotz, Inc.*	1,700	6,477
Carrols Restaurant Group, Inc.	1,113	4,074
Chico's FAS, Inc.*	4,000	17,960
Chuy's Holdings, Inc.*	600	18,918
Citi Trends, Inc.*	303	22,107
Clean Energy Fuels Corp.*	4,600	37,490
Conn's, Inc.*	704	16,072
Cracker Barrel Old Country Store, Inc.	759	106,139
Dave & Buster's Entertainment, Inc.*	1,400	53,662
Del Taco Restaurants, Inc.	1,100	9,603
Denny's Corp.*	1,952	31,896
Designer Brands, Inc., Class A*	1,900	26,467
Dillard's, Inc., Class A	200	34,504
Dine Brands Global, Inc.*	571	46,371
Duluth Holdings, Inc., Class B*	200	2,726
El Pollo Loco Holdings, Inc.*	600	10,140
Fiesta Restaurant Group, Inc.*	413	4,527
FirstCash, Inc.	1,339	117,163
Franchise Group, Inc.	1,000	35,410
Genesco, Inc.*	495	28,576
GMS, Inc.*	1,400	61,320
Group 1 Automotive, Inc.	568	106,716

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
GrowGeneration Corp.*	1,800	$44,406
Guess?, Inc.	1,200	25,212
Haverty Furniture Cos., Inc.	550	18,541
Hibbett, Inc.	555	39,261
Jack in the Box, Inc.	714	69,494
JOANN, Inc.	500	5,570
Kirkland's, Inc.*	500	9,605
Kura Sushi USA, Inc., Class A*	200	8,736
La-Z-Boy, Inc.	1,562	50,343
Lazydays Holdings, Inc.*	300	6,402
Lumber Liquidators Holdings, Inc.*	833	15,560
Macy's, Inc.	10,100	228,260
MarineMax, Inc.*	700	33,964
MedAvail Holdings, Inc.*	500	1,460
Movado Group, Inc.	460	14,485
Murphy USA, Inc.	781	130,630
National Vision Holdings, Inc.*	2,600	147,602
Noodles & Co.*	1,200	14,160
Nu Skin Enterprises, Inc., Class A	1,600	64,752
OptimizeRx Corp.*	500	42,775
Papa John's International, Inc.	1,110	140,959
Party City Holdco, Inc.*	3,700	26,270
PC Connection, Inc.	365	16,071
PetMed Express, Inc.	613	16,471
PriceSmart, Inc.	731	56,689
Red Robin Gourmet Burgers, Inc.*	420	9,685
Regis Corp.*	732	2,547
Rite Aid Corp.*	1,610	22,862
Rush Enterprises, Inc., Class A	1,402	63,314
Rush Enterprises, Inc., Class B	150	6,866
Ruth's Hospitality Group, Inc.*	895	18,535
Sally Beauty Holdings, Inc.*	3,600	60,660
Shake Shack, Inc., Class A*	1,200	94,152
Shift Technologies, Inc.*	2,200	15,268
Shoe Carnival, Inc.	516	16,729
Signet Jewelers Ltd.*	1,700	134,232
Sonic Automotive, Inc., Class A	734	38,564
Sportsman's Warehouse Holdings, Inc.*	1,300	22,880
Texas Roadhouse, Inc.	2,270	207,319
The Buckle, Inc.	1,049	41,530
The Cato Corp., Class A	704	11,644
The Cheesecake Factory, Inc.*	1,416	66,552
The Children's Place, Inc.*	494	37,178
The Container Store Group, Inc.*	1,200	11,424
The ODP Corp.*	1,570	63,051
The ONE Group Hospitality, Inc.*	800	8,552
Tilly's, Inc., Class A	800	11,208
TravelCenters of America, Inc.*	500	24,895
Vera Bradley, Inc.*	800	7,528
Wingstop, Inc.	964	158,029
Winmark Corp.	106	22,793
World Fuel Services Corp.	2,000	67,240
Zumiez, Inc.*	603	23,975
		4,671,535
	Number of Shares	Value†

Savings & Loans — 1.0%
Axos Financial, Inc.*	1,800	$92,772
Banc of California, Inc.	1,300	24,037
Berkshire Hills Bancorp, Inc.	1,642	44,301
Brookline Bancorp, Inc.	2,522	38,486
Capitol Federal Financial, Inc.	3,900	44,811
Flushing Financial Corp.	838	18,939
FS Bancorp, Inc.	200	6,922
Home Bancorp, Inc.	300	11,604
HomeTrust Bancshares, Inc.	500	13,990
Investors Bancorp, Inc.	7,355	111,134
Meridian Bancorp, Inc.	1,474	30,600
Northfield Bancorp, Inc.	1,293	22,188
Northwest Bancshares, Inc.	4,155	55,178
OceanFirst Financial Corp.	1,910	40,893
Pacific Premier Bancorp, Inc.	3,046	126,226
Provident Financial Services, Inc.	2,474	58,065
Southern Missouri Bancorp, Inc.	300	13,467
The Hingham Institution for Savings	43	14,478
Washington Federal, Inc.	2,200	75,482
Waterstone Financial, Inc.	800	16,392
WSFS Financial Corp.	1,606	82,404
		942,369
Semiconductors — 2.8%
Alpha & Omega Semiconductor Ltd.*	600	18,822
Ambarella, Inc.*	1,100	171,314
Amkor Technology, Inc.	3,311	82,609
Atomera, Inc.*	600	13,854
Axcelis Technologies, Inc.*	1,025	48,206
AXT, Inc.*	1,000	8,330
CEVA, Inc.*	671	28,632
CMC Materials, Inc.	954	117,561
Cohu, Inc.*	1,524	48,677
CTS Corp.	963	29,766
Diodes, Inc.*	1,399	126,735
DSP Group, Inc.*	800	17,528
EMCORE Corp.*	1,300	9,724
FormFactor, Inc.*	2,629	98,141
Impinj, Inc.*	600	34,278
Kulicke & Soffa Industries, Inc.	2,000	116,560
Lattice Semiconductor Corp.*	4,424	286,012
MACOM Technology Solutions Holdings, Inc.*	1,622	105,219
MaxLinear, Inc.*	2,343	115,393
Onto Innovation, Inc.*	1,547	111,771
Ouster, Inc.*	1,100	8,052
Photronics, Inc.*	2,092	28,514
Power Integrations, Inc.	1,950	193,030
Rambus, Inc.*	3,623	80,431
Semtech Corp.*	2,109	164,439
Silicon Laboratories, Inc.*	1,434	200,989
SiTime Corp.*	400	81,668
SkyWater Technology, Inc.*	300	8,160
SMART Global Holdings, Inc.*	600	26,700
Synaptics, Inc.*	1,116	200,579

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Ultra Clean Holdings, Inc.*	1,400	$59,640
Veeco Instruments, Inc.*	1,754	38,956
		2,680,290
Software — 6.3%
1Life Healthcare, Inc.*	3,800	76,950
8X8, Inc.*	3,700	86,543
ACI Worldwide, Inc.*	3,827	117,604
Agilysys, Inc.*	576	30,159
Alignment Healthcare, Inc.*	900	14,382
Alkami Technology, Inc.*	300	7,404
Allscripts Healthcare Solutions, Inc.*	4,300	57,491
Altair Engineering, Inc., Class A*	1,500	103,410
American Software, Inc., Class A	893	21,209
Apollo Medical Holdings, Inc.*	1,200	109,260
Appfolio, Inc., Class A*	605	72,842
Appian Corp.*	1,262	116,748
Asana, Inc., Class A*	2,400	249,216
Avaya Holdings Corp.*	2,500	49,475
Avid Technology, Inc.*	1,100	31,812
Bandwidth, Inc., Class A*	739	66,717
Benefitfocus, Inc.*	900	9,990
BigCommerce Holdings, Inc.*	1,500	75,960
Blackbaud, Inc.*	1,550	109,042
Blackline, Inc.*	1,700	200,702
BM Technologies, Inc.*	150	1,335
Bottomline Technologies, Inc.*	1,545	60,688
Box, Inc., Class A*	4,600	108,882
Brightcove, Inc.*	1,200	13,848
BTRS Holdings, Inc.*	1,600	17,024
Cardlytics, Inc.*	1,000	83,940
Castlight Health, Inc., Class B*	4,700	7,379
Cerence, Inc.*	1,200	115,332
Cloudera, Inc.*	7,493	119,663
CommVault Systems, Inc.*	1,448	109,049
Computer Programs and Systems, Inc.*	447	15,851
Convey Holding Parent, Inc.*	400	3,360
Cornerstone OnDemand, Inc.*	2,100	120,246
CS Disco, Inc.*	400	19,176
CSG Systems International, Inc.	981	47,284
Daily Journal Corp.*	41	13,135
DarioHealth Corp.*	500	6,825
Digi International, Inc.*	1,257	26,422
Digimarc Corp.*	400	13,776
Digital Turbine Inc*	2,900	199,375
DigitalOcean Holdings, Inc.*	1,600	124,208
Domo, Inc., Class B*	900	75,996
Donnelley Financial Solutions, Inc.*	1,000	34,620
E2open Parent Holdings, Inc.*	5,200	58,760
Ebix, Inc.	936	25,206
eGain Corp.*	500	5,100
Envestnet, Inc.*	1,813	145,475
EverCommerce, Inc.*	500	8,245
Evolent Health, Inc., Class A*	2,400	74,400
Forian, Inc.*	700	7,224
	Number of Shares	Value†

Software — (continued)
Genius Brands International, Inc.*	9,900	$13,464
GreenBox POS*	700	5,803
GTY Technology Holdings, Inc.*	1,200	9,024
Health Catalyst, Inc.*	1,600	80,016
Inovalon Holdings, Inc., Class A*	2,400	96,696
Inseego Corp.*	2,800	18,648
Instructure Holdings, Inc.*	400	9,036
Intapp, Inc.*	300	7,728
Intelligent Systems Corp.*	200	8,122
J2 Global, Inc.*	1,403	191,678
JFrog Ltd.*	1,700	56,950
Kaltura, Inc.*	600	6,174
LivePerson, Inc.*	2,125	125,269
ManTech International Corp., Class A	939	71,289
MeridianLink, Inc.*	400	8,944
MicroStrategy, Inc., Class A*	253	146,335
Model N, Inc.*	1,200	40,200
Momentive Global, Inc.*	4,400	86,240
NantHealth, Inc.*	1,200	1,932
NextGen Healthcare, Inc.*	1,804	25,436
ON24, Inc.*	900	17,946
Outbrain, Inc.*	300	4,440
Outset Medical, Inc.*	1,500	74,160
PagerDuty, Inc.*	2,600	107,692
PDF Solutions, Inc.*	1,000	23,040
Phreesia, Inc.*	1,600	98,720
Porch Group, Inc.*	2,500	44,200
PowerSchool Holdings, Inc., Class A*	1,400	34,454
Privia Health Group, Inc.*	700	16,492
Progress Software Corp.	1,426	70,145
PROS Holdings, Inc.*	1,217	43,179
QAD, Inc., Class A	392	34,257
Rackspace Technology, Inc.*	1,800	25,596
Sailpoint Technologies Holdings, Inc.*	3,000	128,640
Sapiens International Corp. N.V.	900	25,902
Schrodinger, Inc.*	1,500	82,020
Simulations Plus, Inc.	500	19,750
Smith Micro Software, Inc.*	1,400	6,776
Sprout Social, Inc., Class A*	1,500	182,925
SPS Commerce, Inc.*	1,165	187,926
Sumo Logic, Inc.*	2,700	43,524
Tabula Rasa HealthCare, Inc.*	800	20,968
Upland Software, Inc.*	900	30,096
Verint Systems, Inc.*	2,195	98,314
Veritone, Inc.*	1,100	26,279
Verra Mobility Corp.*	4,300	64,801
Viant Technology, Inc., Class A*	400	4,888
Workiva, Inc.*	1,400	197,344
Xperi Holding Corp.	3,653	68,823
Yext, Inc.*	4,000	48,120
Zuora, Inc., Class A*	3,500	58,030
		6,167,171
Telecommunications — 1.3%
A10 Networks, Inc.*	1,900	25,612

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
ADTRAN, Inc.	1,405	$26,358
Anterix, Inc.*	400	24,280
ATN International, Inc.	398	18,646
Aviat Networks, Inc.*	400	13,144
CalAmp Corp.*	1,000	9,950
Calix, Inc.*	1,793	88,628
Cambium Networks Corp.*	200	7,238
Casa Systems, Inc.*	1,200	8,136
Clearfield, Inc.*	400	17,660
Consolidated Communications Holdings, Inc.*	2,571	23,628
DZS, Inc.*	600	7,356
EchoStar Corp., Class A*	1,400	35,714
Extreme Networks, Inc.*	3,647	35,923
Globalstar, Inc.*	20,300	33,901
Gogo, Inc.*	1,700	29,410
Harmonic, Inc.*	2,870	25,113
IDT Corp., Class B*	700	29,365
Infinera Corp.*	5,794	48,206
INNOVATE Corp.*	1,083	4,440
InterDigital, Inc.	994	67,413
Iridium Communications, Inc.*	3,800	151,430
KVH Industries, Inc.*	354	3,409
Loral Space & Communications, Inc.	446	19,182
Maxar Technologies, Inc.	2,300	65,136
NeoPhotonics Corp.*	1,300	11,323
NETGEAR, Inc.*	929	29,644
Ooma, Inc.*	700	13,027
Plantronics, Inc.*	1,367	35,146
Preformed Line Products Co.	45	2,927
Ribbon Communications, Inc.*	1,843	11,021
Shenandoah Telecommunications Co.	1,518	47,938
Telephone and Data Systems, Inc.	3,300	64,350
United States Cellular Corp.*	500	15,945
Viavi Solutions, Inc.*	7,300	114,902
Vonage Holdings Corp.*	7,900	127,348
		1,292,849
Textiles — 0.1%
UniFirst Corp.	481	102,270
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	900	16,389
Transportation — 1.3%
Air Transport Services Group, Inc.*	1,785	46,071
ArcBest Corp.	795	65,007
Atlas Air Worldwide Holdings, Inc.*	948	77,433
Costamare, Inc.	2,000	30,980
Covenant Logistics Group, Inc.*	400	11,060
CryoPort, Inc.*	1,300	86,463
Daseke, Inc.*	1,800	16,578
DHT Holdings, Inc.	4,900	31,997
Dorian LPG Ltd.	1,032	12,807
Eagle Bulk Shipping, Inc.*	214	10,790
Echo Global Logistics, Inc.*	800	38,168
	Number of Shares	Value†

Transportation — (continued)
Forward Air Corp.	896	$74,386
Frontline Ltd.*	3,500	32,795
Genco Shipping & Trading Ltd.	1,100	22,143
Heartland Express, Inc.	1,567	25,103
Hub Group, Inc., Class A*	1,043	71,706
Ideanomics, Inc.*	13,600	26,792
International Seaways, Inc.	1,331	24,251
Marten Transport Ltd.	2,126	33,357
Matson, Inc.	1,400	112,994
Nordic American Tankers Ltd.	4,767	12,203
PAM Transportation Services, Inc.*	200	8,996
Radiant Logistics, Inc.*	1,000	6,390
Safe Bulkers, Inc.*	2,600	13,442
Saia, Inc.*	857	203,992
Scorpio Tankers, Inc.	1,440	26,698
SFL Corp., Ltd.	3,484	29,196
Teekay Corp.*	2,700	9,882
Teekay Tankers Ltd., Class A*	900	13,077
Universal Logistics Holdings, Inc.	300	6,024
US Xpress Enterprises, Inc., Class A*	400	3,452
Werner Enterprises, Inc.	2,052	90,842
Yellow Corp.*	1,900	10,735
		1,285,810
Trucking and Leasing — 0.2%
GATX Corp.	1,200	107,472
The Greenbrier Cos., Inc.	1,147	49,310
Willis Lease Finance Corp.*	100	3,719
		160,501
Water — 0.4%
American States Water Co.	1,179	100,828
Artesian Resources Corp., Class A	313	11,947
California Water Service Group	1,666	98,177
Global Water Resources, Inc.	500	9,360
Middlesex Water Co.	531	54,576
SJW Group	911	60,181
The York Water Co.	397	17,341
		352,410
TOTAL COMMON STOCKS (Cost $71,366,382)		87,785,107

REAL ESTATE INVESTMENT TRUSTS — 7.2%
Apartments — 0.2%
Apartment Investment and Management Co., Class A	5,000	34,250
BRT Apartments Corp.	200	3,856
Centerspace	461	43,565
Independence Realty Trust, Inc.	3,592	73,097
NexPoint Residential Trust, Inc.	700	43,316
		198,084
Building & Real Estate — 0.2%
Agree Realty Corp.	2,196	145,441

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Building & Real Estate — (continued)
Getty Realty Corp.	1,169	$34,263
		179,704
Diversified — 1.4%
Alexander & Baldwin, Inc.	2,256	52,881
American Finance Trust, Inc.	3,400	27,336
Armada Hoffler Properties, Inc.	1,700	22,729
Broadstone Net Lease, Inc.	5,000	124,050
CatchMark Timber Trust, Inc., Class A	1,400	16,618
Clipper Realty, Inc.	600	4,860
CorePoint Lodging, Inc.*	1,550	24,025
DigitalBridge Group, Inc.*	15,300	92,259
Farmland Partners, Inc.	900	10,791
Four Corners Property Trust, Inc.	2,500	67,150
Gladstone Commercial Corp.	1,052	22,124
Gladstone Land Corp.	700	15,939
Global Net Lease, Inc.	3,133	50,191
iStar, Inc.	2,218	55,627
Lexington Realty Trust	8,815	112,391
One Liberty Properties, Inc.	510	15,550
Outfront Media, Inc.	4,700	118,440
Postal Realty Trust, Inc., Class A	500	9,320
PotlatchDeltic Corp.	2,137	110,226
Preferred Apartment Communities, Inc., Class A	1,400	17,122
PS Business Parks, Inc.	640	100,314
Safehold, Inc.	600	43,134
The GEO Group, Inc.	3,752	28,027
UMH Properties, Inc.	1,468	33,617
Uniti Group, Inc.	6,700	82,879
Washington Real Estate Investment Trust	2,906	71,924
		1,329,524
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500	133,700
Healthcare — 0.7%
CareTrust REIT, Inc.	2,995	60,858
Community Healthcare Trust, Inc.	700	31,633
Diversified Healthcare Trust	8,600	29,154
Global Medical REIT, Inc.	1,900	27,930
Healthcare Realty Trust, Inc.	4,772	142,110
LTC Properties, Inc.	1,217	38,567
National Health Investors, Inc.	1,457	77,950
Physicians Realty Trust	7,000	123,340
Sabra Health Care REIT, Inc.	7,393	108,825
Universal Health Realty Income Trust	420	23,213
		663,580
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	6,800	106,964
Ashford Hospitality Trust, Inc.*	390	5,741
Braemar Hotels & Resorts, Inc.*	1,700	8,245
Chatham Lodging Trust*	1,500	18,375
DiamondRock Hospitality Co.*	7,023	66,367
	Number of Shares	Value†

Hotels & Resorts — (continued)
Hersha Hospitality Trust*	1,117	$10,422
Pebblebrook Hotel Trust	4,193	93,965
RLJ Lodging Trust	5,680	84,405
Ryman Hospitality Properties, Inc.*	1,712	143,294
Service Properties Trust	5,000	56,050
Summit Hotel Properties, Inc.*	3,400	32,742
Sunstone Hotel Investors, Inc.*	7,447	88,917
Xenia Hotels & Resorts, Inc.*	3,700	65,638
		781,125
Industrial — 0.5%
EastGroup Properties, Inc.	1,284	213,953
Indus Realty Trust, Inc.	101	7,080
Monmouth Real Estate Investment Corp.	3,349	62,459
STAG lndustrial, Inc.	5,400	211,950
		495,442
Mortgage Banks — 1.1%
Apollo Commercial Real Estate Finance, Inc.	4,856	72,014
Arbor Realty Trust, Inc.	4,100	75,973
Ares Commercial Real Estate Corp.	1,500	22,620
ARMOUR Residential REIT, Inc.	2,275	24,525
Blackstone Mortgage Trust, Inc., Class A	4,700	142,504
BrightSpire Capital, Inc.	2,700	25,353
Broadmark Realty Capital, Inc.	3,900	38,454
Capstead Mortgage Corp.	2,775	18,565
Chimera Investment Corp.	7,400	109,890
Dynex Capital, Inc.	769	13,288
Ellington Financial, Inc.	1,200	21,948
Granite Point Mortgage Trust, Inc.	1,700	22,389
Great Ajax Corp.	622	8,391
Invesco Mortgage Capital, Inc.	8,325	26,224
KKR Real Estate Finance Trust, Inc.	900	18,990
Ladder Capital Corp.	3,376	37,305
MFA Financial, Inc.	14,300	65,351
New York Mortgage Trust, Inc.	13,400	57,084
Orchid Island Capital, Inc.	3,200	15,648
PennyMac Mortgage Investment Trust	3,392	66,788
Ready Capital Corp.	1,782	25,714
Redwood Trust, Inc.	3,577	46,108
TPG RE Finance Trust, Inc.	1,700	21,046
Two Harbors Investment Corp.	10,200	64,668
		1,040,840
Office Property — 0.8%
American Assets Trust, Inc.	1,700	63,614
Brandywine Realty Trust	5,500	73,810
City Office REIT, Inc.	1,400	25,004
Columbia Property Trust, Inc.	3,700	70,374
Corporate Office Properties Trust	3,700	99,826
Easterly Government Properties, Inc.	2,700	55,782
Empire State Realty Trust, Inc., Class A	4,700	47,141
Equity Commonwealth*	3,800	98,724

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Franklin Street Properties Corp.	3,145	$14,593
Mack-Cali Realty Corp.*	3,100	53,072
Office Properties Income Trust	1,669	42,276
Paramount Group, Inc.	6,100	54,839
Piedmont Office Realty Trust, Inc., Class A	3,900	67,977
		767,032
Real Estate — 0.1%
Angel Oak Mortgage, Inc.	200	3,386
Essential Properties Realty Trust, Inc.	3,800	106,096
		109,482
Regional Malls — 0.2%
Tanger Factory Outlet Centers, Inc.	3,200	52,160
The Macerich Co.	6,900	115,299
		167,459
Single Tenant — 0.0%
CTO Realty Growth, Inc.	153	8,225
Storage & Warehousing — 0.5%
Industrial Logistics Properties Trust	2,258	57,376
Innovative Industrial Properties, Inc.	765	176,845
National Storage Affiliates Trust	2,700	142,533
Plymouth Industrial REIT, Inc.	1,000	22,750
Terreno Realty Corp.	2,275	143,848
		543,352
Strip Centers — 0.6%
Acadia Realty Trust	3,020	61,638
Alexander's, Inc.	69	17,983
Kite Realty Group Trust	2,551	51,938
NETSTREIT Corp.	1,300	30,745
Phillips Edison & Co., Inc.	600	18,426
Retail Opportunity Investments Corp.	4,100	71,422
Retail Properties of America, Inc., Class A	6,900	88,872
Retail Value, Inc.	551	14,508
RPT Realty	2,641	33,699
Saul Centers, Inc.	351	15,465
Seritage Growth Properties, Class A*	1,100	16,313
SITE Centers Corp.	5,600	86,464
Urban Edge Properties	3,600	65,916
Urstadt Biddle Properties, Inc., Class A	916	17,340
Whitestone REIT	1,400	13,692
		604,421
Transport-Services — 0.0%
AFC Gamma, Inc.	300	6,474
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,524,385)		7,028,444

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
	Number of Shares	Value†

Cubist Pharmaceuticals, Inc.*	1,200	$0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	111
Progenic Pharmaceuticals CVR*	2,601	111
Tobira Therapeutic, Inc. CVR*	400	5,668
TOTAL RIGHTS (Cost $263)		6,403

WARRANTS — 0.0%
Whiting Petroleum Corp., Class A Expiration Date 12/31/25*	204	1,459
Whiting Petroleum Corp., Class B Expiration Date 12/31/25*	102	736
Nabors Industries Ltd. Expiration Date 06/11/26*	87	508
TOTAL WARRANTS (Cost $3,666)		2,703

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,534,729)	1,534,729	1,534,729
TOTAL INVESTMENTS — 99.2% (Cost $79,429,425)		$96,357,386
Other Assets & Liabilities — 0.8%		755,844
TOTAL NET ASSETS — 100.0%		$97,113,230

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$127,350
Aerospace & Defense	0.6%	548,051
Agriculture	0.3%	250,848
Airlines	0.4%	342,919
Apparel	0.9%	745,509
Auto Manufacturers	0.4%	341,460
Auto Parts & Equipment	1.5%	1,289,252

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Banks	8.7%	$7,662,092
Beverages	0.4%	388,925
Biotechnology	9.5%	8,340,048
Building Materials	1.3%	1,146,218
Chemicals	1.8%	1,579,243
Coal	0.2%	169,734
Commercial Services	5.1%	4,504,147
Computers	2.4%	2,146,566
Cosmetics & Personal Care	0.3%	233,824
Distribution & Wholesale	0.8%	697,381
Diversified Financial Services	2.5%	2,194,145
Electric	1.5%	1,299,213
Electrical Components & Equipment	0.7%	634,047
Electronics	1.9%	1,632,075
Energy-Alternate Sources	0.7%	634,709
Engineering & Construction	1.6%	1,405,664
Entertainment	2.0%	1,791,400
Environmental Control	0.8%	683,553
Food	1.6%	1,428,091
Food Service	0.1%	64,474
Forest Products & Paper	0.2%	212,781
Gas	0.7%	602,109
Hand & Machine Tools	0.3%	229,430
Healthcare Products	4.4%	3,836,934
Healthcare Services	2.4%	2,127,006
Home Builders	1.4%	1,203,195
Home Furnishings	0.6%	547,559
Household Products & Wares	0.5%	397,440
Housewares	0.1%	45,292
Insurance	2.4%	2,112,799
Internet	2.6%	2,270,734
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Investment Companies	0.0%	$6,903
Iron & Steel	0.3%	273,853
Leisure Time	0.5%	470,233
Lodging	0.2%	188,808
Machinery — Construction & Mining	0.3%	289,734
Machinery — Diversified	1.9%	1,657,219
Media	0.9%	795,615
Metal Fabricate/Hardware	1.0%	904,807
Mining	0.9%	821,504
Miscellaneous Manufacturing	1.3%	1,103,130
Office & Business Equipment	0.0%	37,492
Office Furnishings	0.1%	126,833
Oil & Gas	3.2%	2,773,958
Oil & Gas Services	0.7%	600,660
Packaging and Containers	0.3%	244,998
Pharmaceuticals	3.4%	2,998,212
Pipelines	0.2%	180,540
Real Estate	0.9%	772,797
Retail	5.3%	4,671,535
Savings & Loans	1.1%	942,369
Semiconductors	3.1%	2,680,290
Software	7.0%	6,167,171
Telecommunications	1.5%	1,292,849
Textiles	0.1%	102,270
Toys, Games & Hobbies	0.0%	16,389
Transportation	1.5%	1,285,810
Trucking and Leasing	0.2%	160,501
Water	0.4%	352,410
	100.0%	$87,785,107

Futures contracts held by the Fund at September 30, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	Russell 2000 Mini Index	12/17/2021	16	50	$2,201	$1,760,640	$—	$(36,037)
							$—	$(36,037)